UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

March 31, 2010

1.814648.105

LIM-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,149
Series 2005 A2, 5% 6/1/12	1,500	1,612
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (g)	2,125	2,247
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,311
Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,306
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,878
5.5% 1/1/22	2,300	1,973
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,271
		22,747
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	2,935	2,970
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,705	5,691
		8,661
Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,685
5% 10/1/17 (FSA Insured)	10,000	10,898
5% 10/1/18 (FSA Insured)	2,500	2,708
5.25% 10/1/20 (FSA Insured)	6,695	7,300
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/11	1,000	1,025
5% 1/1/12	1,200	1,261
Series 2008 D:
5.5% 1/1/38	6,300	6,407
6% 1/1/27	1,400	1,508
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,431
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	$ 6,700	$ 7,367
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,614
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (f)	2,250	2,349
5.5% 7/1/12 (f)	2,450	2,616
5.5% 7/1/13 (f)	1,005	1,082
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,150
Series 2009 A:
5% 7/1/14	1,500	1,682
5% 7/1/18	7,665	8,609
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/10	1,000	1,012
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,387
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,109
		88,646
California - 12.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,798
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,549
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,354
5.5% 5/1/15	2,600	2,830
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,248
5.25% 7/1/12	1,210	1,312
5.25% 7/1/13	7,000	7,756
5.25% 7/1/14	9,400	10,553
Series 2008 A, 5% 1/1/11	4,200	4,332
Series 2009 A:
5% 7/1/15	8,990	9,880
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	6,210	7,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 1/1/11	$ 75	$ 77
5.25% 1/1/11 (Escrowed to Maturity) (g)	625	648
5.25% 7/1/13 (Escrowed to Maturity) (g)	5,000	5,646
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,872
5.25% 7/1/14	10,245	11,502
5.25% 7/1/14 (Escrowed to Maturity) (g)	2,995	3,453
Series A, 5% 7/1/18	4,500	4,962
Series B, 5%, tender 7/1/14 (c)	6,840	7,549
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	4,500	5,269
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	93
5% 10/1/13	1,550	1,698
5% 3/1/15	2,415	2,647
5% 8/1/16	6,070	6,589
5% 3/1/19	1,470	1,535
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,846
5% 3/1/26	2,200	2,169
5% 6/1/27 (AMBAC Insured)	1,800	1,759
5.125% 11/1/24	1,900	1,911
5.125% 2/1/26	1,200	1,204
5.25% 2/1/11	1,650	1,707
5.25% 3/1/12	2,210	2,370
5.25% 2/1/15	5,000	5,409
5.25% 2/1/16	8,500	9,127
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,609
5.25% 2/1/28	3,400	3,396
5.25% 2/1/33	6,100	5,934
5.25% 12/1/33	110	107
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,670	7,656
5.25% 4/1/34	30	29
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,528
5.5% 3/1/11	8,500	8,845
5.5% 4/1/13	1,400	1,538
5.5% 4/1/13 (AMBAC Insured)	1,000	1,099
5.5% 8/1/29	13,900	14,075
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,485
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	$ 10,025	$ 11,584
5.5% 8/1/30	10,000	10,099
5.5% 11/1/33	21,355	21,381
6% 3/1/33	11,100	11,815
6% 4/1/38	3,600	3,791
6% 11/1/39	35,800	37,770
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,545
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,227
Series 2008 L, 5.125% 7/1/22	3,800	3,944
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,322
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,597
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	6,010
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,464
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	9,000	9,154
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	11,686	7,742
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	10,000	10,085
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	3,400	3,638
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,014
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,687
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,907
(Various Cap. Projs.):
Series 2009 G1:
5.25% 10/1/17	15,275	15,986
5.75% 10/1/30	2,100	2,100
Series 2009 I, 6.125% 11/1/29	1,300	1,349
Series 2005 K, 5% 11/1/16	7,195	7,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2006 F, 5% 11/1/14 (FGIC Insured)	$ 5,000	$ 5,334
Series 2010 A, 5.75% 3/1/30 (b)	4,100	4,057
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,640
5.75% 11/1/28	5,000	5,477
5% 11/1/14 (FSA Insured)	1,000	1,135
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	4,900	5,087
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	4,000	4,116
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,078
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	650
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,472
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,659
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,974
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,437
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,643
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	999
5.75% 1/15/40	1,600	1,528
5.875% 1/15/27	1,000	985
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,324
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	$ 4,000	$ 4,385
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,440
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	23,675
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,615
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,570
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/11 (FSA Insured) (f)	1,740	1,763
5% 1/1/12 (FSA Insured) (f)	1,835	1,904
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,516
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,403
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	635	678
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,857
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,233
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19 (b)	1,185	1,277
5% 7/1/20 (b)	2,000	2,131
5% 7/1/21 (b)	1,500	1,585
5% 7/1/22 (b)	2,250	2,364
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,568
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,481
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	965	1,000
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,420	3,635
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	4,323
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	767
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009: - continued
5.25% 7/1/21	$ 700	$ 765
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,579
6.5% 8/1/28	2,750	3,188
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,597
5.25% 8/1/26	2,200	2,148
Series 2009 B, 5% 8/1/18	7,355	7,536
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,647
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,537
5% 5/15/22	2,000	2,170
Series 2009 B, 5% 5/15/12	500	539
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,395	1,468
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,373
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,268
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,221
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,116
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,759
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,912
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,886
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	759
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,391
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,757
		619,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	$ 5,000	$ 4,840
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,460
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (g)	11,100	6,616
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,241
5% 11/15/12 (Escrowed to Maturity) (g)	120	132
5% 11/15/14	1,105	1,228
5% 11/15/14 (Escrowed to Maturity) (g)	60	69
Series 2006 F:
5% 11/15/13	395	435
5% 11/15/13 (Escrowed to Maturity) (g)	890	1,001
5% 11/15/14	420	467
5% 11/15/14 (Escrowed to Maturity) (g)	935	1,068
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,036
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	645
5% 7/1/12	675	672
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	2,550	2,810
Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,199
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,668
0% 10/1/22 (Escrowed to Maturity) (g)	25,700	15,183
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	6,020	6,430
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (g)	$ 1,000	$ 1,180
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (g)	1,000	1,180
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,012
		62,991
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,309
Series 2009 1:
5% 2/1/14	10,000	11,105
5% 2/1/15	10,000	11,205
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,113
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,293
		32,025
District Of Columbia - 0.5%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
District of Columbia Gen. Oblig.:
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,008
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,266
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,316
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,214
4% 8/15/11 (FSA Insured)	1,050	1,076
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,693
5% 4/1/14	2,000	2,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	$ 7,900	$ 8,428
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B, 5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,780	2,798
		26,034
Florida - 6.7%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,316
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured) (b)	6,000	6,351
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,572
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,183
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,481
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,551
5% 12/1/11	2,695	2,852
5% 12/1/12	3,880	4,242
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,859
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,255
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/13	19,705	21,834
Series 2009 D, 5% 6/1/21	2,780	3,101
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,845
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,790
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	717
Series 2008 A, 5.375% 7/1/28	3,375	3,660
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	$ 2,800	$ 2,814
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	6,500	7,071
Series 2002, 3.95%, tender 9/1/12 (c)	8,150	8,503
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,711
Series B:
5% 11/15/17	1,050	1,124
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (g)	150	171
Series G:
5% 11/15/12	965	1,037
5% 11/15/12 (Escrowed to Maturity) (g)	35	38
5% 11/15/13	1,545	1,684
5% 11/15/13 (Escrowed to Maturity) (g)	55	62
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,790
5% 11/15/18	2,000	2,115
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,147
Series 2008 B, 6% 11/15/37	12,000	12,662
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,857
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	3,946
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,109
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,016
5% 9/1/22	2,270	2,478
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,625
5% 10/1/14	7,000	7,580
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,038
4% 10/1/11	2,105	2,199
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	$ 2,000	$ 2,013
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,415
5% 11/15/14	2,485	2,641
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,741
5.25% 6/1/24	3,850	3,935
5.25% 6/1/25	4,050	4,125
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	606
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	4,700	4,696
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,390
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,330
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,598
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,385
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,400	1,447
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,256
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,947
5% 8/1/15 (AMBAC Insured)	5,990	6,495
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	9,008
5.25% 10/1/20 (FSA Insured)	5,000	5,540
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,936
5.75% 10/1/43	1,850	1,910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	$ 4,520	$ 4,642
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	3,260	3,630
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,653
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,967
5% 11/1/14 (FSA Insured)	1,825	1,971
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,061
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,782
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,318
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 1998, 6% 4/1/10 (Escrowed to Maturity) (f)(g)	2,000	2,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,382
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,350
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,482
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,102
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,744
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,447
		330,413
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,213
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	$ 5,000	$ 5,408
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,673
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)(c)	8,400	8,236
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	12,398
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series 2004 A, 4.52%, tender 10/1/10 (c)(f)	4,225	4,225
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	7,015	4,332
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,291
5% 11/1/18	6,000	6,463
5% 11/1/19	3,000	3,214
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	10,311
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,252
Series 2005 V:
6.6% 1/1/18 (g)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,803
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,371
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	594
5% 9/15/14	715	763
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,800	9,410
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	6,800	7,024
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	9,000	9,306
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	$ 7,500	$ 8,420
5.25% 1/1/20	1,625	1,822
Series 2008 D, 5.75% 1/1/19	11,500	13,213
Series 2009 B, 5% 1/1/16	2,500	2,769
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,443
5% 10/1/13	1,450	1,571
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	12,100	7,472
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,894
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	1,016
		162,233
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,700	3,761
Series 2010 B, 5% 7/1/15 (b)(f)	4,995	5,398
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,341
Series 2009 DR:
5% 6/1/18	5,785	6,594
5% 6/1/19	15,755	17,935
Series DY:
5% 2/1/19	5,000	5,683
5% 2/1/20	5,500	6,239
		60,951
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,934
6.75% 11/1/37	2,600	2,834
		5,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 9.8%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,575	$ 2,695
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	961
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,388
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,483
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	783
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,850
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,410
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,561
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,368
(Neighborhoods Alive 21 Prog.) Series 2003:
5% 1/1/33 (AMBAC Insured)	960	964
5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (g)	640	720
Series 1995 A2:
6% 1/1/11 (AMBAC Insured)	815	848
6% 1/1/11 (AMBAC Insured) (Escrowed to Maturity) (g)	540	562
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	795
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	393
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	405
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,441
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (g)	5,355	6,025
5.25% 1/1/29 (FSA Insured)	190	198
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (g)	910	1,032
Series 2006 A, 5% 1/1/23	10,975	11,647
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	4,700	5,087
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (f)	7,375	7,464
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,039
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,168
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,865
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	378
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,346
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,707
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,535
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000	1,044
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,737
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	2,800	2,997
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,810
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,160
5% 6/1/12	3,645	3,885
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,994
Series 2008, 5.25% 11/1/33	5,200	5,433
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,857
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (g)	2,500	2,313
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,249
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,169
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	633
Series 2009 D, 5% 11/15/17	3,250	3,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,275	$ 4,132
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,060
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,965
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,874
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,098
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	3,500	3,509
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,478
5.5% 5/1/13 (FGIC Insured)	1,000	1,104
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,119
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,270
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	28,900	16,133
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,665
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	855	883
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,410
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,705
5.25% 10/1/14	2,290	2,421
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	5,900	5,914
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,154
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,854
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,897
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	$ 5,200	$ 5,319
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	4,787
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/10	1,235	1,257
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,974
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,495	3,544
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,733
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,017
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,139
6.25% 5/1/21	6,395	6,686
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	820
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,154
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,352
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23 (b)	4,700	4,916
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,076
First Series, 5.5% 8/1/10	1,400	1,421
Series 2000:
5.5% 4/1/17	2,600	2,600
5.6% 4/1/21	2,800	2,800
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,071
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (g)	1,300	1,428
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,475
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (g)	1,000	1,091
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (g)	1,000	1,083
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,207
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2007 B, 5% 1/1/15	$ 1,150	$ 1,261
Series 2009, 4% 4/26/10	35,000	35,086
Series 2010:
2% 1/1/11	25,300	25,519
5% 1/1/21 (FSA Insured)	10,000	10,625
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) Series 2000, 7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (g)	5,000	5,086
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,650
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	2,889
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,614
Series W, 5% 6/15/13	3,430	3,436
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (g)	2,300	2,660
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (g)	31,840	36,827
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	3,960
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,736
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,188
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,086
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	860	746
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,847
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,087
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,155
0% 12/1/14 (FSA Insured)	5,180	4,560
0% 12/1/15 (FSA Insured)	3,810	3,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan: - continued
Series D, 0% 12/1/10 (FSA Insured)	$ 3,380	$ 3,354
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,601
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,261
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (g)	7,780	7,684
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,715
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,393
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	837
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,813
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,385
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,641
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,318
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,058
5% 10/1/19	1,475	1,528
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,353
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,925
0% 4/1/14	3,500	3,138
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	$ 2,800	$ 2,485
0% 11/1/16 (FSA Insured)	4,000	3,166
0% 11/1/17 (FSA Insured)	1,300	969
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	864
		482,608
Indiana - 2.5%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,094
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,272
5% 1/10/14 (FSA Insured)	1,180	1,321
5% 7/10/14 (FSA Insured)	1,215	1,372
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,492
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	4,846
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,063
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,381
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,848
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,404
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,921
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,158
5.25% 7/15/16 (FSA Insured)	2,095	2,408
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,320
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	1,650	1,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	$ 4,200	$ 4,341
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,396
5% 12/1/17	855	919
Series 2010 A, 5% 2/1/17	3,700	4,232
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,161
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,956
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,156
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,306
0% 12/1/17 (AMBAC Insured)	1,470	1,104
0% 6/1/18 (AMBAC Insured)	1,740	1,273
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,187
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,620
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,196
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,199
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,350
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,296
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,778
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,522
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,121
5% 7/1/22	1,000	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 2,000	$ 2,051
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,947
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,639
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,287
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,788
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,933
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,073
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,654
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,509
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,065
		121,789
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,836
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	4,800	4,911
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	2,880	3,015
		9,762
Kansas - 0.7%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,800	1,807
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	307
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998:
5.25% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230	2,234
5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Rev.: - continued
Series 2002 II:
5.5% 11/1/19	$ 1,000	$ 1,077
5.5% 11/1/20	1,000	1,078
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,069
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	14,675	15,557
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,590
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,390
		32,917
Kentucky - 0.9%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,462
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,395
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,043
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,090
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,641
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,389
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	10,062
		43,082
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,061
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,700	2,858
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,315
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	$ 1,050	$ 1,094
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,275
5% 7/1/15	2,740	2,931
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,930
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,773
0% 9/1/13 (AMBAC Insured)	1,400	1,182
		22,419
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,594
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,851
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,214
5.25% 7/1/32 (AMBAC Insured)	2,080	2,186
6% 7/1/38	1,800	1,995
		12,840
Maryland - 1.2%
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	15,545	17,832
Second Series B, 5% 8/15/20	18,180	20,951
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,853
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,344
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/10 (AMBAC Insured)	1,275	1,282
4% 7/1/11 (AMBAC Insured)	1,000	1,023
Series 2008 F:
4% 7/1/11	2,000	2,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	$ 1,000	$ 1,069
5% 7/1/17	1,190	1,274
5% 7/1/18	2,500	2,647
Series 2010, 5.125% 7/1/39	3,600	3,604
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,980	2,177
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	592
5% 4/1/16	1,665	1,868
		60,576
Massachusetts - 2.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,856
5% 5/15/21	6,885	7,605
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,194
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	570	598
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	262
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	749
5% 1/1/13	750	797
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	1,250	1,410
5% 7/1/19	1,150	1,301
5% 7/1/20	1,245	1,384
5% 7/1/21	1,840	2,033
Series Q2:
5% 7/1/18	1,650	1,861
5% 7/1/19	1,635	1,842
5% 7/1/20	1,780	1,979
5% 7/1/21	1,935	2,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	$ 1,315	$ 1,342
6.375% 8/1/15	2,460	2,510
6.375% 8/1/16	2,570	2,621
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(f)	3,000	3,258
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,146
5.75% 6/15/13	3,000	3,098
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	11,400	12,468
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,200
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	2,007
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,629
Series 2007 B, 5% 11/1/15	7,000	8,022
Series 2007 C:
5.25% 8/1/22	3,300	3,724
5.25% 8/1/23	1,600	1,797
5.25% 8/1/24	4,000	4,473
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,300	1,340
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,196
5%, tender 7/1/15 (c)	7,000	7,491
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,875
5.125% 7/1/38	1,500	1,387
Series 2008 E2:
5% 7/1/10	3,825	3,842
5% 7/1/11	3,000	3,074
5% 7/1/12	2,075	2,149
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,800	1,884
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	3,024
(Partners HealthCare Sys. Proj.) Series 2009 I3, 5% 7/1/20	7,500	8,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3, 5% 7/1/21	$ 4,700	$ 5,033
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	996
5.5% 1/1/14 (AMBAC Insured) (f)	1,000	978
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	3,716
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,560
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,575
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		139,547
Michigan - 2.2%
Big Rapids Pub. School District Series 2009:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,133
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,036
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,218
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,124
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,502
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,040
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,544
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,308
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,842
Series 2006 D, 0.7679% 7/1/32 (c)	5,550	4,199
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	4,880
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,600	$ 2,796
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,180
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,379
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,390
5% 12/1/15	665	713
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,837
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,550
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,812
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	160	172
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,008
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,735
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	8,986
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,407
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,027
5.5% 3/1/17	1,885	1,925
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,002
Series 2008 A:
5% 5/15/10	870	873
5% 5/15/11	1,100	1,135
5% 5/15/12	1,250	1,312
5% 5/15/13	1,500	1,588
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,997
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	6,041
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,500	1,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	$ 3,115	$ 3,296
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,147
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,106
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,018
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,287
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,053
4% 1/1/14	1,100	1,164
5% 1/1/15	1,585	1,748
		109,967
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	579
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,065
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,333
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,353
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,785
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	413
5% 5/15/13	395	410
5% 5/15/14	250	260
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,554
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,656
5.5% 7/1/18	1,400	1,532
		19,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	$ 1,275	$ 1,306
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,024
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,366
5% 8/15/13	1,500	1,571
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,331
		7,598
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,055
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,110
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,090
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,068
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	396
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (g)	1,945	2,153
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,472
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,542
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,040
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	2,010
		14,936
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	7,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	$ 3,510	$ 3,762
Nevada - 0.5%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (f)	1,500	1,534
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,115
Series 2008 E, 5% 7/1/11	5,000	5,217
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,431
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,096
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,568
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,058
5% 7/1/14	1,000	1,052
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,449
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,376
		26,896
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	608
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,139
		1,747
New Jersey - 1.9%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,777
Series 2005 B, 5% 2/15/13	2,210	2,296
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,648
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A: - continued
5.25% 6/15/21	$ 4,500	$ 4,793
5.25% 6/15/22	10,585	11,136
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,696
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	1,385	1,446
Series 2005 O:
5.125% 3/1/28	2,000	2,072
5.25% 3/1/15	3,000	3,367
5.25% 3/1/21	6,500	6,954
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,284
5.25% 3/1/23	1,500	1,587
5.25% 3/1/24	5,550	5,889
5.25% 3/1/25	4,200	4,451
5.25% 3/1/26	4,700	4,944
Series 2005 P, 5.125% 9/1/28	1,100	1,141
Series 2008 Y:
5% 9/1/10	1,000	1,018
5% 9/1/11	1,000	1,052
5% 9/1/12	2,545	2,751
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,598
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,203
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,357
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	6,420	7,406
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,768
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,030
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,364
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,070
		95,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 1.1%
Farmington Poll. Cont. Rev.:
(Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)(c)	$ 27,900	$ 27,612
Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	4,080	4,080
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,335
4% 9/1/16	3,000	3,172
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,201
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	2,870	3,228
5% 5/15/19 (FSA Insured)	3,420	3,834
5% 5/15/20 (FSA Insured)	2,585	2,866
5% 5/15/21 (FSA Insured)	2,725	2,997
		55,325
New York - 14.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,173
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,996
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,108
5.75% 5/1/22	2,240	2,370
Series 2004:
5.75% 5/1/17	2,895	3,158
5.75% 5/1/19 (FSA Insured)	5,590	6,006
5.75% 5/1/22 (FSA Insured)	8,525	9,113
5.75% 5/1/25 (FSA Insured)	1,715	1,829
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B:
5% 6/1/10	2,600	2,617
5% 6/1/11	1,075	1,126
Series 2008 A, 6% 5/1/33	6,000	6,702
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,069
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	$ 155	$ 157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,040
Series 2002 A1, 5.25% 11/1/14	600	641
Series 2002 C, 5.5% 8/1/13	2,000	2,207
Series 2003 J:
5.5% 6/1/19	1,665	1,789
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (g)	650	736
Series 2005 F1, 5.25% 9/1/14	3,600	4,071
Series 2005 G, 5% 8/1/14	6,500	7,274
Series 2005 J, 5% 3/1/12	3,020	3,229
Series 2005 K, 5% 8/1/11	3,485	3,677
Series 2008 A1, 5.25% 8/15/21	11,000	12,166
Series 2008 E, 5% 8/1/13	11,760	13,007
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,260
Series 2010 C, 5% 8/1/14	10,000	11,191
Series 2010 E, 5% 8/1/16	11,210	12,567
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/38	4,200	4,314
5% 6/15/39	1,600	1,643
Series FF 2, 5.5% 6/15/40	800	874
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	4,917
Series 2009 S2, 6% 7/15/38	7,000	7,920
Series 2009 S3, 5.25% 1/15/34	20,000	20,987
Series 2009 S4, 5.75% 1/15/39	6,400	7,062
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,860
6% 11/1/28 (a)	40,925	43,989
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,929
Series 2007 C1, 5% 11/1/13	11,050	12,410
Series 2010 B, 5% 11/1/20	37,195	41,730
Series 2010 D:
5% 11/1/15	1,475	1,695
5% 11/1/16	9,410	10,686
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
(Ed. Proj.) Series 2009 A:
5% 3/15/18	$ 10,515	$ 11,951
5% 3/15/19	11,040	12,529
Series 2009 A, 5% 2/15/34	4,200	4,396
Series 2009 D, 5% 6/15/13	28,070	31,222
Series 2010 A:
5% 2/15/19	1,000	1,135
5% 2/15/20	3,000	3,399
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,630
Series A:
5.75% 7/1/13	3,400	3,622
5.75% 7/1/13 (AMBAC Insured)	1,100	1,172
Series C, 7.5% 7/1/10	1,160	1,178
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/11	2,720	2,825
5% 2/15/12	6,855	7,306
5% 2/15/13	6,545	7,143
5% 8/15/13	7,390	8,162
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,592
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	880
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,827
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,074
Series 2009 A:
5% 7/1/20	5,000	5,472
5% 7/1/21	12,335	13,448
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	17,600	20,218
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,795
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,703
Series 2005 C, 5.25% 11/15/14	1,000	1,114
Series 2008 A, 5.25% 11/15/36	8,800	9,004
Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,407
Series 2008 C, 6.5% 11/15/28	11,300	12,967
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	$ 1,300	$ 1,334
5.25% 1/1/27	5,000	5,256
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,253
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,783
5% 4/1/14	1,500	1,686
Series 2010 A, 5% 4/1/23	8,195	8,992
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,786
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,073
Series 2008 D, 5% 1/1/13	9,500	10,345
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	3,000	3,091
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,025	7,553
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,342
5.25% 6/1/22 (AMBAC Insured)	9,450	10,023
5.5% 6/1/14	1,215	1,216
5.5% 6/1/15	13,000	13,095
5.5% 6/1/16	20,000	20,133
5.5% 6/1/17	1,900	1,988
5.5% 6/1/19	1,000	1,079
Series 2003B 1C:
5.5% 6/1/14	3,900	3,905
5.5% 6/1/15	4,900	4,936
5.5% 6/1/16	1,600	1,680
5.5% 6/1/17	7,950	8,318
5.5% 6/1/18	17,165	18,300
5.5% 6/1/19	4,700	5,063
5.5% 6/1/20	800	859
5.5% 6/1/22	600	641
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	$ 2,000	$ 2,087
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	9,100	10,459
		687,742
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,223
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,343
		5,566
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,708
5.25% 6/1/20 (AMBAC Insured)	1,520	1,604
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/17	2,245	2,567
5% 3/1/19	3,000	3,433
5% 3/1/20	3,500	3,961
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,263
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,324
5% 11/1/12 (FSA Insured)	1,300	1,392
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,515
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,725	1,779
Series 2009 B:
5% 1/1/15	1,250	1,382
5% 1/1/16	3,000	3,321
5% 1/1/20	2,110	2,245
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,536
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,410
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,481
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010: - continued
5% 6/1/22	$ 4,000	$ 4,286
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,751
		43,958
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,826
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,030
5% 7/1/14	1,000	1,034
		5,890
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,755
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,543
6% 6/1/42	1,500	1,109
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,488
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,128
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,142
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	1,100	1,150
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,480	3,654
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,420
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,494
5% 10/1/22	2,000	2,195
5% 10/1/23	3,000	3,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	$ 3,475	$ 3,968
Series 2010 B, 4% 9/15/15	2,830	3,099
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,879
5% 8/1/16	3,480	3,972
Series 2010 B, 5% 8/1/15	15,775	18,057
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,148
5.5% 1/1/43	1,500	1,542
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,002
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,912
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,515
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	15,000	16,635
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,070
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	509
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,046
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,271
5.75% 12/1/35	5,200	5,186
		113,193
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	982
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	$ 7,360	$ 7,793
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/10 (Escrowed to Maturity) (g)	820	827
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,330
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,664
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,464
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,592
5% 8/15/13	1,260	1,356
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,381
5% 1/1/22 (FSA Insured)	12,455	13,524
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,656
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,463
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,092
5% 12/15/14	850	936
		49,192
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,722
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,500	3,701
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,210	1,259
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.): - continued
Series 2008 B:
5% 6/15/11	$ 1,800	$ 1,888
5% 6/15/12	2,000	2,155
5% 6/15/13	2,000	2,201
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,412
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,433
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	7,076
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,128
5% 12/15/13	1,155	1,157
Series 2006 B, 5% 12/15/13	3,115	3,120
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	340	349
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	420
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,935
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,584
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,953
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,681
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,277
Series 2009 A, 5% 6/1/17	2,925	3,076
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	1,300	1,331
6.5% 11/1/16 (f)	1,100	1,133
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,300	2,306
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,584
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (g)	1,745	2,007
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,717
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,307
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (g)	4,000	4,213
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,021
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,652
Series 2008 B1, 5.5% 6/1/33	8,500	8,914
Series 2009 B, 5% 12/1/16	12,500	14,094
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,791
(1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,900	3,009
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,025
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,039
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,886
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,530
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	723
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,165
Series 2010 C:
5% 9/1/20 (b)	14,000	15,009
5% 9/1/21 (b)	6,000	6,380
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,028
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,985
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,546
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,969
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,484
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,141
		176,943
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,707
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,256
		16,963
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,149
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	658
		2,807
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,821
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,410
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,631
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,741
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	$ 680	$ 699
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	812
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,141
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,065
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,025
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	5,500	5,861
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,414
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,480
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,252
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,490
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,963
		32,302
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,058
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,173
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,410
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	406
5.25% 11/1/18	1,000	1,086
		8,133
Tennessee - 1.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	5,133
5% 12/15/11	3,270	3,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	$ 3,500	$ 3,529
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,372
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,326
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,850
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,784
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,919
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,195
Series 2010 B, 5.625% 7/1/20 (f)	5,000	5,235
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,734
4.75% 7/1/15	3,560	3,849
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,701
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,367
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,575
		71,987
Texas - 12.1%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,916
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,373
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	810
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,752
6% 1/1/18	1,000	977
6% 1/1/19	1,335	1,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Independent School District Series 2006, 5.25% 8/1/11	$ 3,515	$ 3,731
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,175
0% 11/15/12 (AMBAC Insured)	5,645	5,328
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,415
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,169
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,784
Series 2009 A:
5% 11/15/14	2,315	2,616
5% 11/15/17	1,375	1,550
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,157
5.25% 2/15/42	6,000	6,295
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,364
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,220
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	187
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,298
5.375% 5/1/16 (FSA Insured)	185	196
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,353
5.375% 5/1/17 (FSA Insured)	195	206
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,059
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,335
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,845
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,167
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,591
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,840
5% 8/15/13	9,575	10,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District:
Series 2003:
5.5% 8/15/18	$ 190	$ 204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	897
Series 2008, 5% 8/15/21	1,310	1,454
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,564
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,634
Series A, 0% 2/15/16	3,640	3,071
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	2,555	2,665
5.25% 12/1/48	19,160	19,915
5% 12/1/36	7,100	7,368
5.25% 12/1/38	6,700	7,165
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,895
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,542
5% 11/1/16	3,000	3,312
5% 11/1/21	1,500	1,586
Series 2009, 5% 11/1/19	1,000	1,092
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,126
Series 2008, 6.375% 2/15/34	1,300	1,521
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,402
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,634
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,615
Series 2009:
5% 2/15/17	1,220	1,383
5% 2/15/22	8,920	9,803
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,078
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,475	2,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gainesville Independent School District Series 2006, 5.25% 2/15/36	$ 1,035	$ 1,085
Garland Independent School District Series 2001, 5.5% 2/15/12	35	35
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,252
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,504
5% 2/15/14	1,745	1,936
Harlandale Independent School District Series 2000, 5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (g)	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,012
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	1,500	1,532
(Texas Childrens Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,343
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,091
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,248
5% 8/15/18	1,000	1,126
5.25% 8/15/47	9,740	10,106
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,705
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,705
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,085
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,237
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,300
Series A, 5.5% 7/1/39	6,000	6,262
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,353
Series A, 0% 8/15/11	13,740	13,594
0% 8/15/10 (AMBAC Insured)	2,200	2,195
0% 8/15/15	2,000	1,745
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	$ 7,200	$ 7,512
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,742
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,579
0% 12/1/11 (AMBAC Insured)	8,250	8,042
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,055
0% 2/15/17	1,400	1,120
Series 2009, 4% 2/15/14	410	443
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,953
Irving Gen. Oblig. Series 2009:
5% 9/15/17	1,885	2,152
5% 9/15/18	1,890	2,156
5% 9/15/21	2,340	2,608
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	873
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,543
0% 8/15/17	1,020	800
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,562
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,631
5% 8/1/14	5,110	5,825
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,582
Longview Independent School District 5% 2/15/20	1,000	1,081
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,755
Series 2010:
5% 5/15/14	6,000	6,722
5% 5/15/15	2,475	2,802
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,201
5.25% 5/15/21	2,405	2,510
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Manor Independent School District Series 2007, 5.25% 8/1/34	$ 2,000	$ 2,112
Mansfield Independent School District:
5.5% 2/15/13	230	239
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,404
5.5% 2/15/14	330	342
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	1,950	2,036
5.5% 2/15/15	25	27
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,708
5.5% 2/15/18	145	149
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	893
5.5% 2/15/19	370	377
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,255
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,240
Midway Independent School District Series 2000, 0% 8/15/19	1,400	989
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	548
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,791
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,559
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,289
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (g)	1,135	1,182
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	2,520	2,891
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	2,100	2,257
5% 6/1/25	1,050	1,120
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.: - continued
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (g)	$ 1,100	$ 1,245
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,400
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,133
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,220	1,274
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	553
Series 2009, 2.1%, tender 6/1/11 (c)	7,000	7,104
Series A:
5.25% 2/15/17	725	765
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	2,250	2,433
Pasadena Independent School District Series 2007, 5% 2/15/21	1,640	1,792
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,047
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	510
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,278
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,703
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,470
Series 2007, 5.375% 8/15/33	7,340	7,857
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,217
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,116
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	4,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District: - continued
Series 2002:
5.375% 2/15/17	$ 20	$ 21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,111
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,457
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,103
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,158
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,305
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (g)	295	308
Series 2002:
5.375% 2/1/17	3,495	3,746
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,696
Series 2006 A, 5% 2/1/22	2,035	2,197
Series 2008, 5% 2/1/22	2,100	2,317
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,910
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,044
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	721
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,514
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	4,207
Sherman Independent School District (School Bldg. Proj.) Series 2008, 1.9%, tender 8/1/10 (c)	7,500	7,509
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,404
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,206
Series 2009:
5% 10/1/19	3,045	3,450
5% 10/1/20	2,180	2,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	$ 1,065	$ 1,100
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,702
5.375% 2/1/18	480	494
Series 2008, 5.25% 2/1/38	1,600	1,691
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,281
5% 11/15/14	2,005	2,201
5% 11/15/15	1,880	2,064
5.75% 11/15/24	4,700	5,018
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) Series 2007, 5% 5/15/10	1,000	1,002
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,701
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,938
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5.375% 8/1/10 (f)	1,915	1,943
Series 2008:
5% 10/1/12	3,500	3,838
5% 4/1/13	1,000	1,110
Series 2009 A:
5% 10/1/17	3,660	4,198
5% 10/1/18	3,950	4,525
5% 10/1/19	5,500	6,314
0% 10/1/13	8,900	8,283
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,558
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,239
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,425
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,147
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	$ 10,110	$ 10,196
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	4,900	5,043
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	3,400	3,751
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,703
Series 1999 B, 5.625% 7/15/21	2,010	2,014
Series 2008 B, 5.25% 7/15/23	1,000	1,108
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,235
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,309
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	4,080	4,099
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,897
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,121
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	6,500	7,313
Waller Independent School District:
5.5% 2/15/26	3,220	3,598
5.5% 2/15/33	4,160	4,533
5.5% 2/15/37	4,820	5,179
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,331
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,460
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,855
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,307
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	669
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,088
Series 2005, 5% 8/15/23	1,745	1,896
		591,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.9%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	$ 5,000	$ 5,513
5% 8/15/18	2,500	2,732
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,276
Utah Gen. Oblig. Series 2009 C:
5% 7/1/16	5,000	5,780
5% 7/1/17	15,000	17,371
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,769
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,495
		43,936
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,215
6.125% 12/1/27 (AMBAC Insured)	2,800	2,815
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,067
5% 12/1/14 (FSA Insured)	1,200	1,297
5% 12/1/15 (FSA Insured)	1,000	1,079
		7,473
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,487
5% 10/1/14	3,000	3,265
		6,752
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.8%, tender 4/1/13 (c)(f)	7,500	7,500
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,755
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,289
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	13,260
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	$ 5,000	$ 5,210
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,663
		33,677
Washington - 2.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,572
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,460
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,073
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,004
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	1,000	1,064
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (g)	1,300	1,426
Clark County Pub. Util. District #1 Elec. Rev. Series 2002 B, 5.25% 1/1/11 (FSA Insured)	1,715	1,775
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,074
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,383
Series 2006 A, 5% 7/1/13	5,000	5,567
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	153
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	1,855	2,064
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,235	1,249
Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,066
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009, 5% 12/1/18	$ 8,690	$ 9,899
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,119
Series 2009, 5.25% 1/1/42	1,900	2,003
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,397
5% 12/1/19	1,385	1,511
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,088
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,080
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,250
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,489
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,960
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (g)	3,000	3,107
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (g)	11,200	11,604
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,419
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,703
5% 8/15/16	2,500	2,697
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (b)	2,200	2,173
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,155
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,521
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,019
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	$ 16,000	$ 15,976
0% 7/1/10	2,250	2,247
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,833
		132,565
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	906
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,617
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,423
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,103
		7,049
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (g)	1,470	1,582
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	1,300	1,443
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (g)	970	1,035
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,050
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	4,600	5,127
Series 2010 1, 5% 5/1/20	2,305	2,605
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,069
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	881
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	1,760	1,933
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	$ 1,000	$ 1,103
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,103
Series 2003 A, 5.5% 8/15/14	1,775	1,834
Series 2006 A, 5% 8/15/12	4,795	4,909
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	10,655	11,642
		37,379
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,270
TOTAL MUNICIPAL BONDS (Cost $4,641,360)		4,771,427
Municipal Notes - 0.7%

California - 0.5%
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	11,610	11,642
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	9,700	9,732
		21,374
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,834
TOTAL MUNICIPAL NOTES (Cost $31,957)		32,208
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.32% (d)(e) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $4,694,060)		4,824,378
NET OTHER ASSETS - 1.7%		82,991
NET ASSETS - 100%		$ 4,907,369
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 11
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,803,635	$ -	$ 4,803,635	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,824,378	$ 20,743	$ 4,803,635	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $4,693,913,000. Net unrealized appreciation aggregated $130,465,000, of which $146,295,000 related to appreciated investment securities and $15,830,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2010

1.832282.104

ALIM-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,149
Series 2005 A2, 5% 6/1/12	1,500	1,612
Auburn Univ. Gen. Fee Rev. Series 2001 A, 5.5% 6/1/12 (Pre-Refunded to 6/1/11 @ 100) (g)	2,125	2,247
Health Care Auth. for Baptist Health:
Series 2006 D, 5% 11/15/10	1,295	1,311
Series 2009 A, 6.125%, tender 5/15/12 (c)	6,000	6,306
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	1,878
5.5% 1/1/22	2,300	1,973
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,271
		22,747
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series 2000 A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	2,935	2,970
North Slope Borough Gen. Oblig. Series 1999 A, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,705	5,691
		8,661
Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,685
5% 10/1/17 (FSA Insured)	10,000	10,898
5% 10/1/18 (FSA Insured)	2,500	2,708
5.25% 10/1/20 (FSA Insured)	6,695	7,300
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/11	1,000	1,025
5% 1/1/12	1,200	1,261
Series 2008 D:
5.5% 1/1/38	6,300	6,407
6% 1/1/27	1,400	1,508
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,431
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20	2,365	2,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	$ 6,700	$ 7,367
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,614
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5.25% 7/1/11 (f)	2,250	2,349
5.5% 7/1/12 (f)	2,450	2,616
5.5% 7/1/13 (f)	1,005	1,082
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,150
Series 2009 A:
5% 7/1/14	1,500	1,682
5% 7/1/18	7,665	8,609
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/10	1,000	1,012
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,345	1,387
Yuma Muni. Property Corp. Rev. Series 2001, 5% 7/1/12 (AMBAC Insured)	1,100	1,109
		88,646
California - 12.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,798
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,549
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12	4,000	4,354
5.5% 5/1/15	2,600	2,830
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	4,775	5,248
5.25% 7/1/12	1,210	1,312
5.25% 7/1/13	7,000	7,756
5.25% 7/1/14	9,400	10,553
Series 2008 A, 5% 1/1/11	4,200	4,332
Series 2009 A:
5% 7/1/15	8,990	9,880
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	6,210	7,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 1/1/11	$ 75	$ 77
5.25% 1/1/11 (Escrowed to Maturity) (g)	625	648
5.25% 7/1/13 (Escrowed to Maturity) (g)	5,000	5,646
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,872
5.25% 7/1/14	10,245	11,502
5.25% 7/1/14 (Escrowed to Maturity) (g)	2,995	3,453
Series A, 5% 7/1/18	4,500	4,962
Series B, 5%, tender 7/1/14 (c)	6,840	7,549
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series T5, 5% 3/15/23	4,500	5,269
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	86
5% 2/1/11	90	93
5% 10/1/13	1,550	1,698
5% 3/1/15	2,415	2,647
5% 8/1/16	6,070	6,589
5% 3/1/19	1,470	1,535
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,846
5% 3/1/26	2,200	2,169
5% 6/1/27 (AMBAC Insured)	1,800	1,759
5.125% 11/1/24	1,900	1,911
5.125% 2/1/26	1,200	1,204
5.25% 2/1/11	1,650	1,707
5.25% 3/1/12	2,210	2,370
5.25% 2/1/15	5,000	5,409
5.25% 2/1/16	8,500	9,127
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,605	1,609
5.25% 2/1/28	3,400	3,396
5.25% 2/1/33	6,100	5,934
5.25% 12/1/33	110	107
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (g)	6,670	7,656
5.25% 4/1/34	30	29
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (g)	6,570	7,528
5.5% 3/1/11	8,500	8,845
5.5% 4/1/13	1,400	1,538
5.5% 4/1/13 (AMBAC Insured)	1,000	1,099
5.5% 8/1/29	13,900	14,075
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	1,285	1,485
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (g)	$ 10,025	$ 11,584
5.5% 8/1/30	10,000	10,099
5.5% 11/1/33	21,355	21,381
6% 3/1/33	11,100	11,815
6% 4/1/38	3,600	3,791
6% 11/1/39	35,800	37,770
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/11	1,500	1,545
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,227
Series 2008 L, 5.125% 7/1/22	3,800	3,944
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,322
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,597
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,400	6,010
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,464
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	9,000	9,154
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	11,686	7,742
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	10,000	10,085
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	3,400	3,638
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,014
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (FGIC Insured)	3,405	3,687
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,907
(Various Cap. Projs.):
Series 2009 G1:
5.25% 10/1/17	15,275	15,986
5.75% 10/1/30	2,100	2,100
Series 2009 I, 6.125% 11/1/29	1,300	1,349
Series 2005 K, 5% 11/1/16	7,195	7,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2006 F, 5% 11/1/14 (FGIC Insured)	$ 5,000	$ 5,334
Series 2010 A, 5.75% 3/1/30 (b)	4,100	4,057
California State Univ. Rev.:
Series 2009 A:
5.75% 11/1/25	5,000	5,640
5.75% 11/1/28	5,000	5,477
5% 11/1/14 (FSA Insured)	1,000	1,135
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	4,900	5,087
(Kaiser Permanente Health Sys. Proj.) Series 2004 I, 3.45%, tender 5/1/11 (c)	4,000	4,116
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	2,865	3,078
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	650
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,290	2,472
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,770	7,659
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,974
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,437
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,643
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	999
5.75% 1/15/40	1,600	1,528
5.875% 1/15/27	1,000	985
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,324
Series 2003 B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	3,000	3,371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	$ 4,000	$ 4,385
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,440
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2009 B, 5% 7/1/18	20,735	23,675
Los Angeles Dept. Arpt. Rev. Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,615
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,570
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/11 (FSA Insured) (f)	1,740	1,763
5% 1/1/12 (FSA Insured) (f)	1,835	1,904
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	16,516
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,403
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (g)	635	678
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	3,600	3,857
North City West School Facilities Fing. Auth. Spl. Tax Series 2006 C, 5% 9/1/12 (AMBAC Insured)	2,140	2,233
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19 (b)	1,185	1,277
5% 7/1/20 (b)	2,000	2,131
5% 7/1/21 (b)	1,500	1,585
5% 7/1/22 (b)	2,250	2,364
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,568
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,481
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	965	1,000
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,420	3,635
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,000	4,323
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	767
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009: - continued
5.25% 7/1/21	$ 700	$ 765
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,000	5,579
6.5% 8/1/28	2,750	3,188
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,597
5.25% 8/1/26	2,200	2,148
Series 2009 B, 5% 8/1/18	7,355	7,536
San Diego County Ctfs. of Prtn. 5.25% 10/1/10	1,620	1,647
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/21	3,240	3,537
5% 5/15/22	2,000	2,170
Series 2009 B, 5% 5/15/12	500	539
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,395	1,468
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,373
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,620	3,268
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,221
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,116
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	1,700	1,759
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (c)	1,965	1,912
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	10,886
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	759
Univ. of California Revs. Series 2007 K:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,391
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,880	7,757
		619,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.3%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (g)	$ 5,000	$ 4,840
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,051
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,460
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (g)	11,100	6,616
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2006 E:
5% 11/15/12	2,070	2,241
5% 11/15/12 (Escrowed to Maturity) (g)	120	132
5% 11/15/14	1,105	1,228
5% 11/15/14 (Escrowed to Maturity) (g)	60	69
Series 2006 F:
5% 11/15/13	395	435
5% 11/15/13 (Escrowed to Maturity) (g)	890	1,001
5% 11/15/14	420	467
5% 11/15/14 (Escrowed to Maturity) (g)	935	1,068
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,036
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/11	645	645
5% 7/1/12	675	672
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (g)	2,550	2,810
Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,199
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (g)	3,475	2,668
0% 10/1/22 (Escrowed to Maturity) (g)	25,700	15,183
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	6,020	6,430
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (g)	$ 1,000	$ 1,180
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (g)	1,000	1,180
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,012
		62,991
Connecticut - 0.7%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,309
Series 2009 1:
5% 2/1/14	10,000	11,105
5% 2/1/15	10,000	11,205
Hartford Gen. Oblig. Series A:
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,020	1,113
5% 8/15/13 (Assured Guaranty Corp. Insured)	2,070	2,293
		32,025
District Of Columbia - 0.5%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,075
District of Columbia Gen. Oblig.:
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,008
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	3,266
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,316
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,214
4% 8/15/11 (FSA Insured)	1,050	1,076
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A:
5% 4/1/12	2,550	2,693
5% 4/1/14	2,000	2,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	$ 7,900	$ 8,428
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B, 5.25% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,780	2,798
		26,034
Florida - 6.7%
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Series 2007 A, 5% 7/1/16 (FGIC Insured)	2,180	2,316
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured) (b)	6,000	6,351
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,572
5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,183
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,481
Clearwater Wtr. and Swr. Rev. Series 2009 B:
5% 12/1/10	2,485	2,551
5% 12/1/11	2,695	2,852
5% 12/1/12	3,880	4,242
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,859
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,255
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/13	19,705	21,834
Series 2009 D, 5% 6/1/21	2,780	3,101
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,845
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,790
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	717
Series 2008 A, 5.375% 7/1/28	3,375	3,660
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	5,000	5,054
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	$ 2,800	$ 2,814
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	6,500	7,071
Series 2002, 3.95%, tender 9/1/12 (c)	8,150	8,503
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (g)	5,000	5,711
Series B:
5% 11/15/17	1,050	1,124
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100) (g)	150	171
Series G:
5% 11/15/12	965	1,037
5% 11/15/12 (Escrowed to Maturity) (g)	35	38
5% 11/15/13	1,545	1,684
5% 11/15/13 (Escrowed to Maturity) (g)	55	62
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,790
5% 11/15/18	2,000	2,115
Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	10,147
Series 2008 B, 6% 11/15/37	12,000	12,662
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,857
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	3,600	3,946
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	2,000	2,109
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,016
5% 9/1/22	2,270	2,478
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	8,625
5% 10/1/14	7,000	7,580
Jacksonville Sales Tax Rev. Series 2008:
4% 10/1/10	2,985	3,038
4% 10/1/11	2,105	2,199
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	$ 2,000	$ 2,013
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) Series 2006:
5% 11/15/12	1,340	1,415
5% 11/15/14	2,485	2,641
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	3,655	3,741
5.25% 6/1/24	3,850	3,935
5.25% 6/1/25	4,050	4,125
Miami Health Facilities Auth. Sys. Rev. Series 2003 C, 5.125% 11/15/24	600	606
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	4,700	4,696
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,390
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,330
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,598
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2006, 2.75%, tender 4/1/10 (c)	1,000	1,000
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,385
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,400	1,447
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,256
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,947
5% 8/1/15 (AMBAC Insured)	5,990	6,495
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	9,008
5.25% 10/1/20 (FSA Insured)	5,000	5,540
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,936
5.75% 10/1/43	1,850	1,910
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	$ 4,520	$ 4,642
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	3,260	3,630
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,653
Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,967
5% 11/1/14 (FSA Insured)	1,825	1,971
Orange County School Board Ctfs. of Prtn. Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,061
Palm Beach County School Board Ctfs. of Prtn. Series 2002 D, 5.25% 8/1/14 (FSA Insured)	3,535	3,782
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,318
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 1998, 6% 4/1/10 (Escrowed to Maturity) (f)(g)	2,000	2,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,382
Reedy Creek Impt. District Utils. Rev. Series 2003-2, 5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,125	16,350
Saint Lucie County School Board Ctfs. of Prtn. Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,482
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,102
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,744
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,447
		330,413
Georgia - 3.3%
Atlanta Arpt. Rev.:
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (f)	4,000	4,213
Series 2004 F, 5.25% 1/1/13 (FSA Insured) (f)	1,200	1,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/14	$ 5,000	$ 5,408
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,673
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (b)(c)	8,400	8,236
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	11,300	12,398
Cobb County Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series 2004 A, 4.52%, tender 10/1/10 (c)(f)	4,225	4,225
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	7,015	4,332
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,291
5% 11/1/18	6,000	6,463
5% 11/1/19	3,000	3,214
Georgia Gen. Oblig. Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (g)	9,500	10,311
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,252
Series 2005 V:
6.6% 1/1/18 (g)	35	41
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,803
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	12,365	13,371
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A:
5% 9/15/12	565	594
5% 9/15/14	715	763
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,800	9,410
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	6,800	7,024
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	9,000	9,306
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5.25% 1/1/18	$ 7,500	$ 8,420
5.25% 1/1/20	1,625	1,822
Series 2008 D, 5.75% 1/1/19	11,500	13,213
Series 2009 B, 5% 1/1/16	2,500	2,769
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/12	1,350	1,443
5% 10/1/13	1,450	1,571
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	12,100	7,472
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	10,894
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (g)	1,645	1,016
		162,233
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,700	3,761
Series 2010 B, 5% 7/1/15 (b)(f)	4,995	5,398
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/18	13,460	15,341
Series 2009 DR:
5% 6/1/18	5,785	6,594
5% 6/1/19	15,755	17,935
Series DY:
5% 2/1/19	5,000	5,683
5% 2/1/20	5,500	6,239
		60,951
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,934
6.75% 11/1/37	2,600	2,834
		5,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 9.8%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,575	$ 2,695
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	961
Series 1998 B1, 0% 12/1/10 (FGIC Insured)	3,405	3,388
Series 1999 A:
0% 12/1/11 (FGIC Insured)	4,600	4,483
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	783
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,850
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,410
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,561
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,368
(Neighborhoods Alive 21 Prog.) Series 2003:
5% 1/1/33 (AMBAC Insured)	960	964
5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (g)	640	720
Series 1995 A2:
6% 1/1/11 (AMBAC Insured)	815	848
6% 1/1/11 (AMBAC Insured) (Escrowed to Maturity) (g)	540	562
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	775	795
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	393
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	395	405
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	5,441
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (g)	5,355	6,025
5.25% 1/1/29 (FSA Insured)	190	198
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (g)	910	1,032
Series 2006 A, 5% 1/1/23	10,975	11,647
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	4,700	5,087
Chicago Midway Arpt. Rev. Series 1996 B, 6.125% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,740	2,741
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (f)	7,375	7,464
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,039
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,168
Chicago Park District:
Series 2003 A, 5.25% 1/1/21	1,765	1,865
Series A, 5.5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370	378
Chicago Sales Tax Rev. Series 1998:
5.5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,346
5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,707
Chicago Spl. Trans. Rev. Series 2001:
5.5% 1/1/12 (Escrowed to Maturity) (g)	1,470	1,535
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (g)	1,000	1,044
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/19	4,450	4,737
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	2,800	2,997
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,810
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A:
5% 6/1/11	3,040	3,160
5% 6/1/12	3,645	3,885
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,994
Series 2008, 5.25% 11/1/33	5,200	5,433
Cook County Cmnty. Consolidated School District #21, Wheeling:
Series 2000, 0% 12/1/18 (Escrowed to Maturity) (g)	3,900	2,857
Series 2001, 0% 12/1/13 (Escrowed to Maturity) (g)	2,500	2,313
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,249
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,169
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600	633
Series 2009 D, 5% 11/15/17	3,250	3,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County High School District #201 J. Sterling Morton Tpk. Series 2000, 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,275	$ 4,132
Cook County Thorton Township High School District #205 Series 2008:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,000	1,060
5% 12/1/12 (Assured Guaranty Corp. Insured)	2,735	2,965
5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,874
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,098
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.875%, tender 5/3/10 (c)(f)	3,500	3,509
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/24	3,255	3,478
5.5% 5/1/13 (FGIC Insured)	1,000	1,104
Hodgkins Tax Increment Rev. Series 2005, 5% 1/1/12	1,095	1,119
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,270
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (g)	28,900	16,133
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,665
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) Series 2003, 5% 12/1/38	855	883
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,410
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,705
5.25% 10/1/14	2,290	2,421
Illinois Fin. Auth. Nat'l. Rural Utils. Coop. Fin. Corp. Solid Waste Disp. Rev. 3.25%, tender 5/19/10 (c)	5,900	5,914
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,154
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	2,600	2,854
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,897
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	$ 5,200	$ 5,319
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	4,787
(DePaul Univ. Proj.):
Series 2005 A:
5% 10/1/10	1,235	1,257
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,974
Series 2005 B, 3.5%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (c)	3,495	3,544
(Memorial Health Sys. Proj.) Series 2009, 5.25% 4/1/20	1,650	1,733
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	7,017
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,139
6.25% 5/1/21	6,395	6,686
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	820
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,154
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,352
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23 (b)	4,700	4,916
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,076
First Series, 5.5% 8/1/10	1,400	1,421
Series 2000:
5.5% 4/1/17	2,600	2,600
5.6% 4/1/21	2,800	2,800
Series 2002:
5.25% 12/1/17 (FSA Insured)	1,000	1,071
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (g)	1,300	1,428
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,475
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (g)	1,000	1,091
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (g)	1,000	1,083
Series 2005, 5% 4/1/13 (AMBAC Insured)	7,600	8,207
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2007 B, 5% 1/1/15	$ 1,150	$ 1,261
Series 2009, 4% 4/26/10	35,000	35,086
Series 2010:
2% 1/1/11	25,300	25,519
5% 1/1/21 (FSA Insured)	10,000	10,625
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) Series 2000, 7% 5/15/22 (Pre-Refunded to 5/15/10 @ 101) (g)	5,000	5,086
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,650
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (g)	2,755	2,889
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	1,600	1,614
Series W, 5% 6/15/13	3,430	3,436
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (g)	2,300	2,660
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (g)	31,840	36,827
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	3,960
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (g)	1,500	1,736
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,188
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	3,086
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	860	746
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	1,847
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,087
Lake County Cmnty. Unit School District #60 Waukegan:
Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,155
0% 12/1/14 (FSA Insured)	5,180	4,560
0% 12/1/15 (FSA Insured)	3,810	3,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan: - continued
Series D, 0% 12/1/10 (FSA Insured)	$ 3,380	$ 3,354
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,601
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,745	2,261
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A:
0% 6/15/11 (Escrowed to Maturity) (g)	7,780	7,684
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	2,715
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,240	2,393
0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	837
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	1,813
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,100	7,385
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,535	5,641
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/12	2,235	2,318
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,058
5% 10/1/19	1,475	1,528
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,300	1,353
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,925
0% 4/1/14	3,500	3,138
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/17 (FGIC Insured)	4,700	3,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U:
Series 2002:
0% 11/1/14 (FSA Insured)	$ 2,800	$ 2,485
0% 11/1/16 (FSA Insured)	4,000	3,166
0% 11/1/17 (FSA Insured)	1,300	969
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	864
		482,608
Indiana - 2.5%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,094
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,272
5% 1/10/14 (FSA Insured)	1,180	1,321
5% 7/10/14 (FSA Insured)	1,215	1,372
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (FSA Insured)	1,405	1,492
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	4,846
East Allen Woodlan School Bldg. Corp. Series 2005:
5% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030	1,063
5% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,295	1,381
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,848
GCS School Bldg. Corp. One Series 2004, 5.5% 7/15/12 (FSA Insured)	1,280	1,404
Goshen Multi-School Bldg. Corp. Series 2005, 5% 1/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,921
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,158
5.25% 7/15/16 (FSA Insured)	2,095	2,408
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	11,380	13,320
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	1,650	1,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	$ 4,200	$ 4,341
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,396
5% 12/1/17	855	919
Series 2010 A, 5% 2/1/17	3,700	4,232
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,161
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,956
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,156
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,306
0% 12/1/17 (AMBAC Insured)	1,470	1,104
0% 6/1/18 (AMBAC Insured)	1,740	1,273
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (f)	1,110	1,187
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,620
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,196
Lawrenceburg School Bldg. Corp. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (g)	1,090	1,199
Michigan City School Bldg. Corp. Series 2004, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,210	2,350
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	9,000	9,296
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (g)	1,530	1,778
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (g)	1,310	1,522
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/21	1,000	1,121
5% 7/1/22	1,000	1,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 2,000	$ 2,051
(Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	3,500	3,947
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,639
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	5,000	5,287
Univ. of Southern Indiana Rev. Series J:
5% 10/1/11 (Assured Guaranty Corp. Insured)	1,700	1,788
5% 10/1/12 (Assured Guaranty Corp. Insured)	1,790	1,933
5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	2,073
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,654
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,509
Westfield Washington Multi-School Bldg. Corp. Series 2005 A, 5% 1/15/12 (FSA Insured)	1,005	1,065
		121,789
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,836
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	4,800	4,911
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (g)	2,880	3,015
		9,762
Kansas - 0.7%
Junction City Gen. Oblig. Series B, 4% 6/1/10	1,800	1,807
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	307
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series 1998:
5.25% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230	2,234
5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Rev.: - continued
Series 2002 II:
5.5% 11/1/19	$ 1,000	$ 1,077
5.5% 11/1/20	1,000	1,078
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	2,000	2,069
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	14,675	15,557
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,590
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17	5,000	5,390
		32,917
Kentucky - 0.9%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,462
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,395
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	3,000	3,043
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,090
Kentucky State Property & Buildings Commission Rev. (#90 Proj.) 5.75% 11/1/23	12,000	13,641
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2003 C, 5.5% 7/1/12 (FSA Insured) (f)	2,250	2,389
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	10,062
		43,082
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,061
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,700	2,858
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,315
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	$ 1,050	$ 1,094
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,275
5% 7/1/15	2,740	2,931
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,930
5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,773
0% 9/1/13 (AMBAC Insured)	1,400	1,182
		22,419
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	4,200	4,594
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (g)	1,810	1,851
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,214
5.25% 7/1/32 (AMBAC Insured)	2,080	2,186
6% 7/1/38	1,800	1,995
		12,840
Maryland - 1.2%
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) Second Series 2009 B, 5% 8/15/21	15,545	17,832
Second Series B, 5% 8/15/20	18,180	20,951
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (c)	2,625	2,853
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,344
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/10 (AMBAC Insured)	1,275	1,282
4% 7/1/11 (AMBAC Insured)	1,000	1,023
Series 2008 F:
4% 7/1/11	2,000	2,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/12	$ 1,000	$ 1,069
5% 7/1/17	1,190	1,274
5% 7/1/18	2,500	2,647
Series 2010, 5.125% 7/1/39	3,600	3,604
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,980	2,177
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	592
5% 4/1/16	1,665	1,868
		60,576
Massachusetts - 2.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/20	2,570	2,856
5% 5/15/21	6,885	7,605
Lynn Gen. Oblig. 5% 12/1/11	2,060	2,194
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	570	598
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2000 A, 5.75% 7/1/18	260	262
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/12	715	749
5% 1/1/13	750	797
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
5% 7/1/18	1,250	1,410
5% 7/1/19	1,150	1,301
5% 7/1/20	1,245	1,384
5% 7/1/21	1,840	2,033
Series Q2:
5% 7/1/18	1,650	1,861
5% 7/1/19	1,635	1,842
5% 7/1/20	1,780	1,979
5% 7/1/21	1,935	2,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Massachusetts Biomedical Research Corp. Proj.) Series C:
6.375% 8/1/14	$ 1,315	$ 1,342
6.375% 8/1/15	2,460	2,510
6.375% 8/1/16	2,570	2,621
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(f)	3,000	3,258
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,146
5.75% 6/15/13	3,000	3,098
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	11,400	12,468
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,000	2,200
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (g)	1,800	2,007
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (g)	5,900	6,629
Series 2007 B, 5% 11/1/15	7,000	8,022
Series 2007 C:
5.25% 8/1/22	3,300	3,724
5.25% 8/1/23	1,600	1,797
5.25% 8/1/24	4,000	4,473
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,300	1,340
(Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,196
5%, tender 7/1/15 (c)	7,000	7,491
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/33	2,000	1,875
5.125% 7/1/38	1,500	1,387
Series 2008 E2:
5% 7/1/10	3,825	3,842
5% 7/1/11	3,000	3,074
5% 7/1/12	2,075	2,149
(Northeastern Univ. Proj.):
Series 2008 T2, 4.125%, tender 4/19/12 (c)	1,800	1,884
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,900	3,024
(Partners HealthCare Sys. Proj.) Series 2009 I3, 5% 7/1/20	7,500	8,098
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3, 5% 7/1/21	$ 4,700	$ 5,033
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (f)	1,000	996
5.5% 1/1/14 (AMBAC Insured) (f)	1,000	978
5.5% 1/1/17 (AMBAC Insured) (f)	4,040	3,716
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,560
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,575
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		139,547
Michigan - 2.2%
Big Rapids Pub. School District Series 2009:
5% 5/1/10 (Assured Guaranty Corp. Insured)	1,130	1,133
5% 5/1/11 (Assured Guaranty Corp. Insured)	1,000	1,036
5% 5/1/12 (Assured Guaranty Corp. Insured)	1,150	1,218
Clarkston Cmnty. Schools Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (g)	1,000	1,124
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	3,355	3,502
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,040
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,544
Detroit Gen. Oblig. Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,308
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,842
Series 2006 D, 0.7679% 7/1/32 (c)	5,550	4,199
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	4,880
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,600	$ 2,796
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	6,180
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,379
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,390
5% 12/1/15	665	713
Kalamazoo Pub. Schools Series 2009:
5% 5/1/11 (Assured Guaranty Corp. Insured)	2,735	2,837
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,550
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,640	2,812
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	160	172
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (g)	1,000	1,008
Michigan Gen. Oblig. Series 2001, 5.5% 12/1/12	1,570	1,735
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (f)	8,915	8,986
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 1999 B, 3.75%, tender 3/15/12 (c)	10,000	10,407
(Crittenton Hosp. Proj.) Series 2002 A:
5.5% 3/1/16	1,000	1,027
5.5% 3/1/17	1,885	1,925
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	8,000	8,002
Series 2008 A:
5% 5/15/10	870	873
5% 5/15/11	1,100	1,135
5% 5/15/12	1,250	1,312
5% 5/15/13	1,500	1,588
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	1,915	1,997
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	5,500	6,041
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,500	1,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	$ 3,115	$ 3,296
Southfield Pub. Schools Series 2003 A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (g)	1,025	1,147
West Bloomfield School District Series 2009, 5% 5/1/12 (Assured Guaranty Corp. Insured)	1,040	1,106
Western Michigan Univ. Rev. Series 2009:
5.25% 11/15/12 (Assured Guaranty Corp. Insured)	2,780	3,018
5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,287
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/13	1,000	1,053
4% 1/1/14	1,100	1,164
5% 1/1/15	1,585	1,748
		109,967
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	579
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,065
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,333
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,353
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,570	5,785
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006:
5% 5/15/12	400	413
5% 5/15/13	395	410
5% 5/15/14	250	260
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,554
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,656
5.5% 7/1/18	1,400	1,532
		19,940
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	$ 1,275	$ 1,306
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series 2008 D, 5% 8/1/10	1,995	2,024
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,366
5% 8/15/13	1,500	1,571
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/11	1,305	1,331
		7,598
Missouri - 0.3%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/13	1,000	1,055
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (g)	1,000	1,110
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,090
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,068
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/20	370	396
5.125% 1/1/20 (Pre-Refunded to 1/1/13 @ 100) (g)	1,945	2,153
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (g)	2,370	2,472
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (f)	1,500	1,542
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,040
(Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	2,010
		14,936
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	7,400	7,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	$ 3,510	$ 3,762
Nevada - 0.5%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (f)	1,500	1,534
5.375% 7/1/20 (AMBAC Insured) (f)	1,100	1,115
Series 2008 E, 5% 7/1/11	5,000	5,217
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,431
Series 2002 C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (g)	1,000	1,096
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,568
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,058
5% 7/1/14	1,000	1,052
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,449
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,376
		26,896
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	600	608
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5% 6/1/19	1,000	1,139
		1,747
New Jersey - 1.9%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 A, 5% 2/15/14	1,710	1,777
Series 2005 B, 5% 2/15/13	2,210	2,296
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,648
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A: - continued
5.25% 6/15/21	$ 4,500	$ 4,793
5.25% 6/15/22	10,585	11,136
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	4,500	4,696
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2003 F, 5% 6/15/11 (FGIC Insured)	1,385	1,446
Series 2005 O:
5.125% 3/1/28	2,000	2,072
5.25% 3/1/15	3,000	3,367
5.25% 3/1/21	6,500	6,954
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,284
5.25% 3/1/23	1,500	1,587
5.25% 3/1/24	5,550	5,889
5.25% 3/1/25	4,200	4,451
5.25% 3/1/26	4,700	4,944
Series 2005 P, 5.125% 9/1/28	1,100	1,141
Series 2008 Y:
5% 9/1/10	1,000	1,018
5% 9/1/11	1,000	1,052
5% 9/1/12	2,545	2,751
New Jersey Edl. Facilities Auth. Rev. (Higher Ed. Cap. Impt. Fund Prog.) Series 2000 B, 5.75% 9/1/10	1,565	1,598
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,200	1,203
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (g)	3,735	4,357
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	6,420	7,406
Series 2005 A, 5% 1/1/25 (FSA Insured)	2,610	2,768
New Jersey Trans. Trust Fund Auth.:
Series 1995 B, 6.5% 6/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,030
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,364
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	2,000	2,070
		95,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 1.1%
Farmington Poll. Cont. Rev.:
(Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)(c)	$ 27,900	$ 27,612
Series 2005 B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	4,080	4,080
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,335
4% 9/1/16	3,000	3,172
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Svcs. Proj.) Series 2009 A, 5% 8/1/39	2,200	2,201
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009:
5% 5/15/18 (FSA Insured)	2,870	3,228
5% 5/15/19 (FSA Insured)	3,420	3,834
5% 5/15/20 (FSA Insured)	2,585	2,866
5% 5/15/21 (FSA Insured)	2,725	2,997
		55,325
New York - 14.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,173
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,996
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	4,740	5,108
5.75% 5/1/22	2,240	2,370
Series 2004:
5.75% 5/1/17	2,895	3,158
5.75% 5/1/19 (FSA Insured)	5,590	6,006
5.75% 5/1/22 (FSA Insured)	8,525	9,113
5.75% 5/1/25 (FSA Insured)	1,715	1,829
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B:
5% 6/1/10	2,600	2,617
5% 6/1/11	1,075	1,126
Series 2008 A, 6% 5/1/33	6,000	6,702
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,069
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (g)	2,495	2,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	$ 155	$ 157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,040
Series 2002 A1, 5.25% 11/1/14	600	641
Series 2002 C, 5.5% 8/1/13	2,000	2,207
Series 2003 J:
5.5% 6/1/19	1,665	1,789
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (g)	650	736
Series 2005 F1, 5.25% 9/1/14	3,600	4,071
Series 2005 G, 5% 8/1/14	6,500	7,274
Series 2005 J, 5% 3/1/12	3,020	3,229
Series 2005 K, 5% 8/1/11	3,485	3,677
Series 2008 A1, 5.25% 8/15/21	11,000	12,166
Series 2008 E, 5% 8/1/13	11,760	13,007
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	10,000	11,260
Series 2010 C, 5% 8/1/14	10,000	11,191
Series 2010 E, 5% 8/1/16	11,210	12,567
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/38	4,200	4,314
5% 6/15/39	1,600	1,643
Series FF 2, 5.5% 6/15/40	800	874
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	4,917
Series 2009 S2, 6% 7/15/38	7,000	7,920
Series 2009 S3, 5.25% 1/15/34	20,000	20,987
Series 2009 S4, 5.75% 1/15/39	6,400	7,062
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	9,240	9,860
6% 11/1/28 (a)	40,925	43,989
Series 2003 B, 5.25% 2/1/29 (a)	3,800	3,929
Series 2007 C1, 5% 11/1/13	11,050	12,410
Series 2010 B, 5% 11/1/20	37,195	41,730
Series 2010 D:
5% 11/1/15	1,475	1,695
5% 11/1/16	9,410	10,686
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/17	9,975	11,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
(Ed. Proj.) Series 2009 A:
5% 3/15/18	$ 10,515	$ 11,951
5% 3/15/19	11,040	12,529
Series 2009 A, 5% 2/15/34	4,200	4,396
Series 2009 D, 5% 6/15/13	28,070	31,222
Series 2010 A:
5% 2/15/19	1,000	1,135
5% 2/15/20	3,000	3,399
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,630
Series A:
5.75% 7/1/13	3,400	3,622
5.75% 7/1/13 (AMBAC Insured)	1,100	1,172
Series C, 7.5% 7/1/10	1,160	1,178
(Mental Health Svcs. Facilities Proj.) Series 2008 D:
5% 2/15/11	2,720	2,825
5% 2/15/12	6,855	7,306
5% 2/15/13	6,545	7,143
5% 8/15/13	7,390	8,162
(Mental Health Svcs. Proj.) Series 2005 D, 5% 2/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,000	9,592
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	880
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	5,300	5,827
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	6,074
Series 2009 A:
5% 7/1/20	5,000	5,472
5% 7/1/21	12,335	13,448
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	17,600	20,218
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/13	4,280	4,795
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	7,890	8,703
Series 2005 C, 5.25% 11/15/14	1,000	1,114
Series 2008 A, 5.25% 11/15/36	8,800	9,004
Series 2008 B2, 5%, tender 11/15/12 (c)	9,600	10,407
Series 2008 C, 6.5% 11/15/28	11,300	12,967
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	$ 1,300	$ 1,334
5.25% 1/1/27	5,000	5,256
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,253
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A:
5% 4/1/13	3,420	3,783
5% 4/1/14	1,500	1,686
Series 2010 A, 5% 4/1/23	8,195	8,992
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,786
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,073
Series 2008 D, 5% 1/1/13	9,500	10,345
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	3,000	3,091
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	7,025	7,553
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,342
5.25% 6/1/22 (AMBAC Insured)	9,450	10,023
5.5% 6/1/14	1,215	1,216
5.5% 6/1/15	13,000	13,095
5.5% 6/1/16	20,000	20,133
5.5% 6/1/17	1,900	1,988
5.5% 6/1/19	1,000	1,079
Series 2003B 1C:
5.5% 6/1/14	3,900	3,905
5.5% 6/1/15	4,900	4,936
5.5% 6/1/16	1,600	1,680
5.5% 6/1/17	7,950	8,318
5.5% 6/1/18	17,165	18,300
5.5% 6/1/19	4,700	5,063
5.5% 6/1/20	800	859
5.5% 6/1/22	600	641
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	$ 2,000	$ 2,087
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	9,100	10,459
		687,742
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,215	1,223
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,343
		5,566
North Carolina - 0.9%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,708
5.25% 6/1/20 (AMBAC Insured)	1,520	1,604
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/17	2,245	2,567
5% 3/1/19	3,000	3,433
5% 3/1/20	3,500	3,961
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003 A, 5% 11/1/11 (FSA Insured)	1,200	1,263
Series 2003:
5% 11/1/10 (FSA Insured)	1,300	1,324
5% 11/1/12 (FSA Insured)	1,300	1,392
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	1,400	1,515
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	1,725	1,779
Series 2009 B:
5% 1/1/15	1,250	1,382
5% 1/1/16	3,000	3,321
5% 1/1/20	2,110	2,245
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,536
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,410
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,481
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010: - continued
5% 6/1/22	$ 4,000	$ 4,286
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,700	1,751
		43,958
North Dakota - 0.1%
Fargo Health Sys. Rev. Series 2002 A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,826
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006:
5% 7/1/12	1,000	1,030
5% 7/1/14	1,000	1,034
		5,890
Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/12	1,690	1,755
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A2:
5.75% 6/1/34	2,000	1,543
6% 6/1/42	1,500	1,109
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,488
Franklin County Hosp. Rev. Series 2001, 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (g)	2,000	2,128
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (g)	1,060	1,142
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (g)	1,100	1,150
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	3,480	3,654
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,420
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,494
5% 10/1/22	2,000	2,195
5% 10/1/23	3,000	3,277
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	$ 3,475	$ 3,968
Series 2010 B, 4% 9/15/15	2,830	3,099
(Higher Ed. Proj.):
Series 2010 A:
5% 8/1/15	6,010	6,879
5% 8/1/16	3,480	3,972
Series 2010 B, 5% 8/1/15	15,775	18,057
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38	2,100	2,148
5.5% 1/1/43	1,500	1,542
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,002
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/14	7,000	7,912
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,515
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	15,000	16,635
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (g)	975	1,070
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	509
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (g)	1,000	1,046
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/11	1,220	1,271
5.75% 12/1/35	5,200	5,186
		113,193
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	982
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	$ 7,360	$ 7,793
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/10 (Escrowed to Maturity) (g)	820	827
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,330
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,664
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,464
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B:
5% 8/15/12	1,500	1,592
5% 8/15/13	1,260	1,356
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,381
5% 1/1/22 (FSA Insured)	12,455	13,524
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,656
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,463
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,092
5% 12/15/14	850	936
		49,192
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,722
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,500	3,701
Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,210	1,259
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/13	6,200	6,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.): - continued
Series 2008 B:
5% 6/15/11	$ 1,800	$ 1,888
5% 6/15/12	2,000	2,155
5% 6/15/13	2,000	2,201
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,412
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,433
Centennial School District Series 2009 B, 5.125% 12/15/32 (FSA Insured)	6,770	7,076
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series 2006 A:
5% 12/15/12	1,120	1,128
5% 12/15/13	1,155	1,157
Series 2006 B, 5% 12/15/13	3,115	3,120
(Crozer-Keystone Health Sys. Proj.) Series 2002:
5.75% 12/15/13	340	349
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (g)	380	420
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22	2,400	2,935
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,584
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,953
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,681
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,277
Series 2009 A, 5% 6/1/17	2,925	3,076
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (f)	1,300	1,331
6.5% 11/1/16 (f)	1,100	1,133
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (c)(f)	2,300	2,306
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Gen. Oblig.:
Second Series 2003, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,584
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (g)	1,745	2,007
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19	5,000	5,717
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,307
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (g)	4,000	4,213
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	17,021
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,652
Series 2008 B1, 5.5% 6/1/33	8,500	8,914
Series 2009 B, 5% 12/1/16	12,500	14,094
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,791
(1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,900	3,009
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,025
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,039
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,886
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,360	3,530
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	723
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,100	2,165
Series 2010 C:
5% 9/1/20 (b)	14,000	15,009
5% 9/1/21 (b)	6,000	6,380
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,028
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,985
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,546
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	4,969
West Allegheny School District Series 2003 B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,484
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,141
		176,943
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	11,460	11,707
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,256
		16,963
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series 2006 A, 5% 5/15/14 (FSA Insured)	2,000	2,149
(Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	630	658
		2,807
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 A, 5.25% 8/15/11	1,765	1,821
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,410
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) Series 2005, 5% 4/1/11 (AMBAC Insured)	1,565	1,631
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,741
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) Series 2005, 5% 12/1/10	$ 680	$ 699
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	812
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,141
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2010, 5% 2/1/18	1,935	2,065
(Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,025
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (g)	5,500	5,861
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,414
Series 2005 A, 5.5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,480
Sumter Two School Facilities, Inc. Rev. Series 2007:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,252
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,490
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,963
		32,302
South Dakota - 0.2%
Minnehaha County Gen. Oblig. Series 2001:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (g)	2,000	2,058
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (g)	2,115	2,173
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (g)	2,350	2,410
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	406
5.25% 11/1/18	1,000	1,086
		8,133
Tennessee - 1.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/10	5,000	5,133
5% 12/15/11	3,270	3,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	$ 3,500	$ 3,529
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,100	5,372
(Fort Sanders Alliance Proj.) Series 1993:
5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,326
6.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,850
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A:
5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755	1,784
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,919
5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,195
Series 2010 B, 5.625% 7/1/20 (f)	5,000	5,235
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,734
4.75% 7/1/15	3,560	3,849
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	17,600	19,701
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	9,367
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,575
		71,987
Texas - 12.1%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,916
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,373
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	810
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,752
6% 1/1/18	1,000	977
6% 1/1/19	1,335	1,290
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Independent School District Series 2006, 5.25% 8/1/11	$ 3,515	$ 3,731
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,175
0% 11/15/12 (AMBAC Insured)	5,645	5,328
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,415
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	2,169
Series 2006, 5% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735	1,784
Series 2009 A:
5% 11/15/14	2,315	2,616
5% 11/15/17	1,375	1,550
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,157
5.25% 2/15/42	6,000	6,295
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,364
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,220
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	187
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (g)	1,190	1,298
5.375% 5/1/16 (FSA Insured)	185	196
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (g)	1,240	1,353
5.375% 5/1/17 (FSA Insured)	195	206
Birdville Independent School District Series 1999, 0% 2/15/12	4,150	4,059
Boerne Independent School District Series 2004, 5.25% 2/1/35	1,300	1,335
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	2,630	2,845
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,167
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,591
Camino Real Reg'l. Mobility Auth. Series 2008:
5% 2/15/13	9,340	9,840
5% 8/15/13	9,575	10,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District:
Series 2003:
5.5% 8/15/18	$ 190	$ 204
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (g)	810	897
Series 2008, 5% 8/15/21	1,310	1,454
Corpus Christi Independent School District Series 2009, 4% 8/15/13	7,000	7,564
Cypress-Fairbanks Independent School District:
Series 2002, 5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,500	1,634
Series A, 0% 2/15/16	3,640	3,071
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008:
5.25% 12/1/43	2,555	2,665
5.25% 12/1/48	19,160	19,915
5% 12/1/36	7,100	7,368
5.25% 12/1/38	6,700	7,165
Dallas County Cmnty. College Series 2009, 5% 2/15/21	1,675	1,895
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,542
5% 11/1/16	3,000	3,312
5% 11/1/21	1,500	1,586
Series 2009, 5% 11/1/19	1,000	1,092
Dallas Independent School District:
Series 2005, 5.25% 8/15/11	2,000	2,126
Series 2008, 6.375% 2/15/34	1,300	1,521
Del Valle Independent School District Series 2001, 5.5% 2/1/11	1,350	1,402
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,634
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,615
Series 2009:
5% 2/15/17	1,220	1,383
5% 2/15/22	8,920	9,803
Fort Worth Wtr. & Swr. Rev. Series 2003 A, 5% 2/15/11 (FSA Insured)	2,000	2,078
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,475	2,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gainesville Independent School District Series 2006, 5.25% 2/15/36	$ 1,035	$ 1,085
Garland Independent School District Series 2001, 5.5% 2/15/12	35	35
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (AMBAC Insured)	1,170	1,252
Grapevine Gen. Oblig. Series 2009:
5% 2/15/13	4,120	4,504
5% 2/15/14	1,745	1,936
Harlandale Independent School District Series 2000, 5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (g)	15	15
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,012
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	1,500	1,532
(Texas Childrens Hosp. Proj.) Series 2009, 5% 10/1/19	1,260	1,343
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,091
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,248
5% 8/15/18	1,000	1,126
5.25% 8/15/47	9,740	10,106
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	7,705
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	2,400	2,705
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) Series 2002:
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (g)	1,000	1,085
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (g)	1,140	1,237
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series 1997 A, 5.375% 7/15/11 (FSA Insured) (f)	3,300	3,300
Series A, 5.5% 7/1/39	6,000	6,262
Houston Independent School District:
Series 2005 A, 0% 2/15/16	6,395	5,353
Series A, 0% 8/15/11	13,740	13,594
0% 8/15/10 (AMBAC Insured)	2,200	2,195
0% 8/15/15	2,000	1,745
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	$ 7,200	$ 7,512
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,742
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,579
0% 12/1/11 (AMBAC Insured)	8,250	8,042
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,055
0% 2/15/17	1,400	1,120
Series 2009, 4% 2/15/14	410	443
Hurst Euless Bedford Independent School District Series 1994, 0% 8/15/12	5,105	4,953
Irving Gen. Oblig. Series 2009:
5% 9/15/17	1,885	2,152
5% 9/15/18	1,890	2,156
5% 9/15/21	2,340	2,608
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	873
Keller Independent School District Series 1996 A:
0% 8/15/12	1,590	1,543
0% 8/15/17	1,020	800
Kermit Independent School District Series 2007, 5.25% 2/15/32	2,400	2,562
Klein Independent School District Series 2005 A:
5% 8/1/13	1,455	1,631
5% 8/1/14	5,110	5,825
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,582
Longview Independent School District 5% 2/15/20	1,000	1,081
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	3,600	3,755
Series 2010:
5% 5/15/14	6,000	6,722
5% 5/15/15	2,475	2,802
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C:
5% 5/15/33	2,200	2,201
5.25% 5/15/21	2,405	2,510
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Manor Independent School District Series 2007, 5.25% 8/1/34	$ 2,000	$ 2,112
Mansfield Independent School District:
5.5% 2/15/13	230	239
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,345	1,404
5.5% 2/15/14	330	342
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (g)	1,950	2,036
5.5% 2/15/15	25	27
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (g)	3,415	3,708
5.5% 2/15/18	145	149
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (g)	855	893
5.5% 2/15/19	370	377
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	2,160	2,255
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (c)	7,000	7,240
Midway Independent School District Series 2000, 0% 8/15/19	1,400	989
Montgomery County Gen. Oblig.:
Series 2002 A:
5.625% 3/1/19 (FSA Insured)	520	548
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (g)	3,480	3,791
Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,559
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,289
New Braunfels Independent School District Series 2001, 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (g)	1,135	1,182
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (g)	2,520	2,891
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	2,100	2,257
5% 6/1/25	1,050	1,120
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.: - continued
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (g)	$ 1,100	$ 1,245
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,400
Northside Independent School District:
Series 2001:
5.5% 2/15/13	1,090	1,133
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (g)	1,220	1,274
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (g)	530	553
Series 2009, 2.1%, tender 6/1/11 (c)	7,000	7,104
Series A:
5.25% 2/15/17	725	765
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	2,250	2,433
Pasadena Independent School District Series 2007, 5% 2/15/21	1,640	1,792
Pearland Independent School District Series 2001 A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (g)	1,000	1,047
Pflugerville Independent School District Series 2000, 5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (g)	500	510
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,278
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,703
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	1,400	1,470
Series 2007, 5.375% 8/15/33	7,340	7,857
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (g)	1,210	1,217
Rockdale Independent School District Series 2007, 5.25% 2/15/37	2,020	2,116
Rockwall Independent School District:
Series 2001, 5.625% 2/15/11	3,865	4,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Rockwall Independent School District: - continued
Series 2002:
5.375% 2/15/17	$ 20	$ 21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (g)	1,025	1,111
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (g)	1,345	1,457
Round Rock Independent School District Series 2002:
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (g)	1,000	1,103
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (g)	1,050	1,158
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (f)	2,165	2,305
San Antonio Elec. & Gas Sys. Rev.:
Series 1992, 5.75% 2/1/11 (Escrowed to Maturity) (g)	295	308
Series 2002:
5.375% 2/1/17	3,495	3,746
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (g)	2,505	2,696
Series 2006 A, 5% 2/1/22	2,035	2,197
Series 2008, 5% 2/1/22	2,100	2,317
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005:
5.25% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,910
5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,044
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	700	721
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,514
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (g)	3,650	4,207
Sherman Independent School District (School Bldg. Proj.) Series 2008, 1.9%, tender 8/1/10 (c)	7,500	7,509
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,404
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2002, 5.5% 10/1/12 (AMBAC Insured)	2,905	3,206
Series 2009:
5% 10/1/19	3,045	3,450
5% 10/1/20	2,180	2,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/14	$ 1,065	$ 1,100
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,635	1,702
5.375% 2/1/18	480	494
Series 2008, 5.25% 2/1/38	1,600	1,691
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	1,175	1,281
5% 11/15/14	2,005	2,201
5% 11/15/15	1,880	2,064
5.75% 11/15/24	4,700	5,018
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) Series 2007, 5% 5/15/10	1,000	1,002
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,701
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,938
Texas Gen. Oblig.:
(College Student Ln. Prog.) Series 1997, 5.375% 8/1/10 (f)	1,915	1,943
Series 2008:
5% 10/1/12	3,500	3,838
5% 4/1/13	1,000	1,110
Series 2009 A:
5% 10/1/17	3,660	4,198
5% 10/1/18	3,950	4,525
5% 10/1/19	5,500	6,314
0% 10/1/13	8,900	8,283
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	6,558
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	6,000	6,239
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,425
Texas State Univ. Sys. Fing. Rev. Series 2004, 5% 3/15/12 (FSA Insured)	2,000	2,147
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.75% 8/15/38 (AMBAC Insured)	$ 10,110	$ 10,196
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (c)	4,900	5,043
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	3,400	3,751
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,700	1,703
Series 1999 B, 5.625% 7/15/21	2,010	2,014
Series 2008 B, 5.25% 7/15/23	1,000	1,108
Tomball Independent School District 5% 2/15/21 (Assured Guaranty Corp. Insured)	2,075	2,235
Town Ctr. Impt. District Sales & Hotel Occupancy Tax Series 2001, 5.625% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,309
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2003, 5.25% 7/1/10	4,080	4,099
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,897
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,121
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/22 (Pre-Refunded to 8/15/13 @ 100) (g)	6,500	7,313
Waller Independent School District:
5.5% 2/15/26	3,220	3,598
5.5% 2/15/33	4,160	4,533
5.5% 2/15/37	4,820	5,179
Waxahachie Independent School District:
Series 1997, 0% 8/15/14	1,460	1,331
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (g)	4,780	2,460
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (g)	3,860	1,855
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,250	1,307
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District Series 2001, 0% 8/15/20	1,000	669
Ysleta Independent School District:
Series 1993, 0% 8/15/11	1,100	1,088
Series 2005, 5% 8/15/23	1,745	1,896
		591,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.9%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	$ 5,000	$ 5,513
5% 8/15/18	2,500	2,732
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	5,000	5,276
Utah Gen. Oblig. Series 2009 C:
5% 7/1/16	5,000	5,780
5% 7/1/17	15,000	17,371
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2003 A, 5% 7/1/10 (AMBAC Insured)	2,740	2,769
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,495
		43,936
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,215
6.125% 12/1/27 (AMBAC Insured)	2,800	2,815
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	1,000	1,067
5% 12/1/14 (FSA Insured)	1,200	1,297
5% 12/1/15 (FSA Insured)	1,000	1,079
		7,473
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	3,250	3,487
5% 10/1/14	3,000	3,265
		6,752
Virginia - 0.7%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.8%, tender 4/1/13 (c)(f)	7,500	7,500
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series 1998 B, 5.375% 1/1/11 (FSA Insured) (f)	2,750	2,755
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	2,200	2,289
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	13,260
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5%, tender 10/1/11 (c)	$ 5,000	$ 5,210
York County Econ. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,663
		33,677
Washington - 2.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	1,500	1,572
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,460
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,073
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,004
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	1,000	1,064
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (g)	1,300	1,426
Clark County Pub. Util. District #1 Elec. Rev. Series 2002 B, 5.25% 1/1/11 (FSA Insured)	1,715	1,775
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,074
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17	4,000	4,383
Series 2006 A, 5% 7/1/13	5,000	5,567
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002:
5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	153
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (g)	1,855	2,064
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,235	1,249
Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,066
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300	2,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009, 5% 12/1/18	$ 8,690	$ 9,899
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,119
Series 2009, 5.25% 1/1/42	1,900	2,003
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,397
5% 12/1/19	1,385	1,511
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,088
5.75% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,080
Thurston County Tumwater School District #33 Gen. Oblig. Series 1996 B:
0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,415	6,250
0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,830	6,489
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,025	1,960
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (g)	3,000	3,107
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (g)	11,200	11,604
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,440	2,419
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,703
5% 8/15/16	2,500	2,697
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (b)	2,200	2,173
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,155
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,521
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,019
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	$ 16,000	$ 15,976
0% 7/1/10	2,250	2,247
0% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	3,833
		132,565
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (g)	1,100	906
West Virginia Commissioner of Hwys. Spl. Oblig. Series 2006 A, 5% 9/1/12 (FSA Insured)	1,500	1,617
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,423
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (FGIC Insured)	2,815	3,103
		7,049
Wisconsin - 0.8%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (g)	1,470	1,582
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (g)	1,300	1,443
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	63
5.5% 3/1/19 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (g)	970	1,035
Wisconsin Gen. Oblig.:
Series 2000 D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (g)	1,000	1,050
Series 2002 G, 5% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (g)	4,600	5,127
Series 2010 1, 5% 5/1/20	2,305	2,605
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,069
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	881
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (g)	1,760	1,933
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (g)	$ 1,000	$ 1,103
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (g)	1,000	1,103
Series 2003 A, 5.5% 8/15/14	1,775	1,834
Series 2006 A, 5% 8/15/12	4,795	4,909
Wisconsin Trans. Rev. Series 2002 2, 5.125% 7/1/22 (Pre-Refunded to 7/1/12 @ 100) (g)	10,655	11,642
		37,379
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	4,050	4,270
TOTAL MUNICIPAL BONDS (Cost $4,641,360)		4,771,427
Municipal Notes - 0.7%

California - 0.5%
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	11,610	11,642
San Diego County & School District TRAN Series 2009 B1, 2% 6/30/10	9,700	9,732
		21,374
Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	10,600	10,834
TOTAL MUNICIPAL NOTES (Cost $31,957)		32,208
Money Market Funds - 0.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.32% (d)(e) (Cost $20,743)	20,743,000	20,743
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $4,694,060)		4,824,378
NET OTHER ASSETS - 1.7%		82,991
NET ASSETS - 100%		$ 4,907,369
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 11
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 4,803,635	$ -	$ 4,803,635	$ -
Money Market Funds	20,743	20,743	-	-
Total Investments in Securities:	$ 4,824,378	$ 20,743	$ 4,803,635	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $4,693,913,000. Net unrealized appreciation aggregated $130,465,000, of which $146,295,000 related to appreciated investment securities and $15,830,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Strategic Income Fund

March 31, 2010

1.799874.106

FSN-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.8%
		Principal Amount (000s) (c)	Value (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 10,541	$ 12,527
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,080	1,865
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		6,150	5,959
TOTAL ENERGY			7,824
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		326	325
6% 5/1/15		5,075	4,897
ON Semiconductor Corp. 0% 4/15/24		620	619
			5,841
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		23,100	21,858
TOTAL CONVERTIBLE BONDS			48,050
Nonconvertible Bonds - 34.2%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		3,480	3,454
10.75% 8/15/16 (f)		650	709
ArvinMeritor, Inc. 10.625% 3/15/18		1,895	1,976
Lear Corp.:
7.875% 3/15/18		1,240	1,251
8.125% 3/15/20		1,375	1,394
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,210	2,348
Tenneco, Inc.:
8.125% 11/15/15		970	992
8.625% 11/15/14		9,524	9,714
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,845	4,153
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
TRW Automotive, Inc.:
7% 3/15/14 (f)		$ 280	$ 276
7.25% 3/15/17 (f)		200	193
8.875% 12/1/17 (f)		1,385	1,437
			27,897
Automobiles - 0.2%
General Motors Corp.:
6.75% 5/1/28 (b)		8,428	2,950
7.125% 7/15/13 (b)		2,365	851
7.2% 1/15/11 (b)		1,100	402
7.4% 9/1/25 (b)		4,840	1,742
7.7% 4/15/16 (b)		6,815	2,419
8.1% 6/15/24 (b)		2,195	779
8.25% 7/15/23 (b)		8,935	3,306
8.375% 7/15/33 (b)		9,095	3,411
8.8% 3/1/21 (b)		650	234
			16,094
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		850	834
Hotels, Restaurants & Leisure - 1.2%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		3,930	3,822
Harrah's Operating Co., Inc. 11.25% 6/1/17		8,020	8,642
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)		1,235	1,334
MGM Mirage, Inc.:
5.875% 2/27/14		3,265	2,726
6.625% 7/15/15		14,395	11,804
6.75% 4/1/13		1,810	1,638
6.875% 4/1/16		2,550	2,066
7.5% 6/1/16		9,575	7,971
7.625% 1/15/17		6,900	5,693
9% 3/15/20 (f)		3,120	3,229
10.375% 5/15/14 (f)		1,235	1,352
11.125% 11/15/17 (f)		2,315	2,599
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		4,140	3,136
11.5% 11/1/17 (f)		6,275	6,463
Scientific Games Corp. 6.25% 12/15/12		880	876
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		$ 1,380	$ 1,163
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(f)		4,920	5,756
Station Casinos, Inc.:
6% 4/1/12 (b)		7,970	538
6.5% 2/1/14 (b)		9,994	12
6.625% 3/15/18 (b)		10,340	13
6.875% 3/1/16 (b)		10,977	14
7.75% 8/15/16 (b)		12,080	876
Town Sports International Holdings, Inc. 11% 2/1/14		5,231	4,505
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		13,300	13,400
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		770	142
12.75% 1/15/13 (b)		1,435	2
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		922	502
			90,274
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		2,810	2,979
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		5,455	5,823
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		5,840	6,190
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,257	1,405
			16,397
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		1,345	1,412
Media - 2.8%
AMC Entertainment, Inc. 11% 2/1/16		7,420	7,995
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		4,070	4,350
CanWest Media, Inc. 8% 9/15/12 (b)		584	560
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (f)		17,902	21,393
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,190	1,248
5.5% 9/15/14		1,680	1,067
5.5% 12/15/16		1,595	829
5.75% 1/15/13		2,650	2,047
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
6.25% 3/15/11		$ 135	$ 131
6.875% 6/15/18		1,075	548
10.75% 8/1/16		25,925	20,157
11.75% 8/1/16 pay-in-kind (i)		3,817	2,665
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		1,330	1,382
Series B 9.25% 12/15/17 (f)		5,320	5,559
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	11,037
7% 10/1/13		7,825	8,138
7.125% 2/1/16		25,725	26,111
7.75% 5/31/15		12,900	13,416
Haights Cross Communications, Inc. 12.5% 8/15/11 (b)(e)		2,480	149
Interpublic Group of Companies, Inc. 10% 7/15/17		2,105	2,389
Liberty Media Corp.:
8.25% 2/1/30		1,960	1,825
8.5% 7/15/29		1,730	1,611
MDC Partners, Inc. 11% 11/1/16 (f)		755	816
MediMedia USA, Inc. 11.375% 11/15/14 (f)		770	647
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		5,495	5,797
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		7,525	7,845
11.5% 5/1/16		3,900	4,407
11.625% 2/1/14		2,005	2,276
Rainbow National Services LLC:
8.75% 9/1/12 (f)		4,230	4,293
10.375% 9/1/14 (f)		6,430	6,752
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,955
The Reader's Digest Association, Inc.:
9% 2/15/17 (b)		2,710	0*
9.5% 2/15/17 (f)(i)		11,645	11,895
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		21,610	20,367
Univision Communications, Inc. 12% 7/1/14 (f)		6,185	6,804
			208,461
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Matahari International Finance Co. BV 10.75% 8/7/12		$ 6,860	$ 7,117
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		5,575	5,436
			12,553
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		2,340	2,059
10.375% 6/1/15 pay-in-kind (i)		3,206	2,597
Michaels Stores, Inc.:
0% 11/1/16 (d)		400	352
10% 11/1/14		4,380	4,621
Sonic Automotive, Inc. 9% 3/15/18 (f)		1,760	1,804
Staples, Inc. 9.75% 1/15/14		5,447	6,604
			18,037
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		1,535	1,596
9.75% 1/15/15		4,540	4,744
			6,340
TOTAL CONSUMER DISCRETIONARY			398,299
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		280	295
16% 3/27/12		150	139
16% 3/27/12 (f)		4,287	3,979
			4,413
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
8.625% 3/1/15		700	599
9.375% 12/15/15		2,295	1,962
9.5% 6/15/17		3,265	2,743
			5,304
Food Products - 0.2%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		1,645	1,696
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		$ 520	$ 5
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (f)		4,120	4,687
Michael Foods, Inc. 8% 11/15/13		610	621
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		340	349
10.625% 4/1/17		840	888
Smithfield Foods, Inc. 10% 7/15/14 (f)		4,705	5,246
			13,492
Household Products - 0.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		2,895	3,217
Central Garden & Pet Co. 9.125% 2/1/13		320	325
			3,542
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	702
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		3,450	3,562
			4,264
TOTAL CONSUMER STAPLES			31,015
ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,280	2,263
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,470	3,535
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		4,415	4,404
Pioneer Drilling Co. 9.875% 3/15/18 (f)		3,055	3,055
			13,257
Oil, Gas & Consumable Fuels - 4.2%
Adaro Indonesia PT 7.625% 10/22/19 (f)		3,720	3,878
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		3,570	3,927
Atlas Pipeline Partners LP 8.125% 12/15/15		7,235	7,000
Berry Petroleum Co.:
8.25% 11/1/16		2,670	2,703
10.25% 6/1/14		1,820	2,002
Chaparral Energy, Inc. 8.5% 12/1/15		4,240	3,863
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.:
6.5% 8/15/17		$ 16,265	$ 15,736
6.875% 11/15/20		17,670	17,184
7.25% 12/15/18		6,070	6,070
7.625% 7/15/13		2,665	2,778
9.5% 2/15/15		4,445	4,834
Concho Resources, Inc. 8.625% 10/1/17		1,850	1,966
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		3,990	4,050
CONSOL Energy, Inc.:
8% 4/1/17 (f)		5,825	5,985
8.25% 4/1/20 (f)		5,980	6,159
Continental Resources, Inc. 8.25% 10/1/19		770	816
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18 (f)		4,375	4,512
Denbury Resources, Inc.:
8.25% 2/15/20		3,465	3,686
9.75% 3/1/16		1,310	1,448
Drummond Co., Inc.:
7.375% 2/15/16		2,060	2,019
9% 10/15/14 (f)		5,885	6,120
EXCO Resources, Inc. 7.25% 1/15/11		880	881
Forest Oil Corp. 8% 12/15/11		190	201
International Coal Group, Inc. 9.125% 4/1/18		820	841
InterNorth, Inc. 9.625% 3/16/06 (b)		1,490	0
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		4,190	4,709
9.125% 7/2/18 (f)		3,265	3,951
11.75% 1/23/15 (f)		4,235	5,447
LINN Energy LLC 8.625% 4/15/20 (f)		8,650	8,661
Mariner Energy, Inc.:
7.5% 4/15/13		2,305	2,322
8% 5/15/17		4,020	3,980
11.75% 6/30/16		4,055	4,542
Massey Energy Co. 6.875% 12/15/13		4,590	4,653
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,960	4,118
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		2,995	2,823
Newfield Exploration Co. 6.875% 2/1/20		11,450	11,565
OPTI Canada, Inc.:
7.875% 12/15/14		7,540	7,050
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OPTI Canada, Inc.: - continued
8.25% 12/15/14		$ 1,075	$ 1,016
9% 12/15/12 (f)		2,725	2,807
Peabody Energy Corp. 7.875% 11/1/26		5,250	5,513
Pemex Project Funding Master Trust 6.625% 6/15/35		2,285	2,251
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		1,600	1,651
8.375% 12/10/18		565	683
Petrohawk Energy Corp.:
7.875% 6/1/15		15,785	16,081
9.125% 7/15/13		5,460	5,733
Petroleos de Venezuela SA:
5.25% 4/12/17		16,670	10,460
5.375% 4/12/27		28,220	14,533
Petroleos Mexicanos 6% 3/5/20 (f)		2,680	2,767
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		2,840	2,677
Petroleum Development Corp. 12% 2/15/18		3,785	4,012
Petroleum Export Ltd.:
4.623% 6/15/10		36	36
4.633% 6/15/10		135	134
5.265% 6/15/11 (Reg. S)		1,610	1,602
Pioneer Natural Resources Co. 7.5% 1/15/20		7,405	7,553
Plains Exploration & Production Co. 10% 3/1/16		8,015	8,857
Quicksilver Resources, Inc. 11.75% 1/1/16		4,200	4,788
Range Resources Corp. 7.375% 7/15/13		2,945	3,004
SandRidge Energy, Inc.:
8% 6/1/18 (f)		2,374	2,243
8.625% 4/1/15 pay-in-kind (i)		4,339	4,220
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,476
Southwestern Energy Co. 7.5% 2/1/18		2,145	2,333
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		3,605	4,074
Teekay Corp. 8.5% 1/15/20		3,285	3,425
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,348
7.5% 4/1/17		4,605	5,195
7.625% 4/1/37		1,550	1,714
8% 2/1/16		915	1,055
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
8.375% 6/15/32		$ 1,570	$ 1,837
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		2,815	3,044
Venoco, Inc. 11.5% 10/1/17		2,955	3,095
W&T Offshore, Inc. 8.25% 6/15/14 (f)		4,750	4,370
YPF SA 10% 11/2/28		7,420	7,791
			315,858
TOTAL ENERGY			329,115
FINANCIALS - 6.1%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,130	5,130
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,010	1,604
UBS AG Jersey Branch 4.125% 9/25/18 (i)	EUR	1,150	1,568
VTB Capital SA 4.25% 2/15/16	EUR	1,000	1,358
			9,660
Commercial Banks - 0.9%
African Export-Import Bank 8.75% 11/13/14		3,455	3,809
Barclays Bank PLC:
0% 3/18/13 (f)(o)		3,865	3,977
10% 5/21/21	GBP	870	1,693
Development Bank of Philippines 8.375% (i)		5,150	5,459
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		19,280	19,160
Export-Import Bank of India 0.7506% 6/7/12 (i)	JPY	150,000	1,553
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		7,445	8,022
Kazkommerts International BV 8.5% 4/16/13 (f)		2,880	2,779
KBC IFIMA NV:
0.85% 12/14/15 (i)	EUR	1,000	1,168
4.5% 9/17/14	EUR	1,950	2,712
Rabobank Nederland 4.125% 1/14/20	EUR	5,700	7,840
RSHB Capital SA 9% 6/11/14 (f)		1,400	1,614
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (i)	GBP	1,750	2,877
US Bank NA 4.375% 2/28/17 (i)	EUR	1,250	1,695
Wells Fargo & Co. 7.98% (i)		1,675	1,734
			66,092
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 1.8%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		$ 1,290	$ 1,061
Ford Motor Credit Co. LLC:
7% 10/1/13		4,300	4,449
7.25% 10/25/11		9,980	10,318
7.375% 2/1/11		620	635
7.5% 8/1/12		7,875	8,151
8% 6/1/14		4,190	4,400
8% 12/15/16		21,110	22,242
12% 5/15/15		10,075	12,046
General Motors Acceptance Corp.:
6.75% 12/1/14		10,540	10,435
8% 11/1/31		6,005	5,710
GMAC LLC:
6% 4/1/11		1,200	1,200
6.75% 12/1/14		3,485	3,459
8% 11/1/31		54,434	51,984
			136,090
Diversified Financial Services - 2.2%
Bank of America Corp.:
4% 3/28/18 (i)	EUR	1,550	1,963
4.75% 5/6/19	EUR	190	244
8% (i)		4,410	4,410
8.125% (i)		6,040	6,040
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	1,300	1,409
Broadgate PLC 1.405% 10/5/25 (i)	GBP	625	730
CIT Group, Inc.:
7% 5/1/13		1,546	1,500
7% 5/1/14		2,319	2,198
7% 5/1/15		2,319	2,163
7% 5/1/16		3,865	3,566
7% 5/1/17		5,412	4,979
City of Buenos Aires 12.5% 4/6/15 (f)		5,305	5,504
Cloverie PLC 7.5% 7/24/39 (i)	EUR	900	1,404
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	200	333
8.151% 12/31/30	GBP	390	713
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,320	1,528
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		$ 2,753	$ 2,753
GMAC, Inc. 8% 3/15/20 (f)		7,550	7,701
Greene King Finance PLC Series A1, 1.025% 6/15/31 (i)	GBP	1,000	1,169
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)		15,155	14,587
8% 1/15/18 (f)		15,155	14,587
International Lease Finance Corp.:
5.625% 9/20/13		6,115	5,768
5.65% 6/1/14		7,589	7,034
6.375% 3/25/13		3,843	3,756
6.625% 11/15/13		15,866	15,430
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		1,400	1,428
LBI Escrow Corp. 8% 11/1/17 (f)		6,405	6,629
Merck Financial Services GmbH 4.5% 3/24/20	EUR	6,000	8,248
NCO Group, Inc. 11.875% 11/15/14		1,985	1,638
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		1,615	1,639
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	54,420	1,862
TMK Capital SA 10% 7/29/11		6,800	7,120
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	900	1,269
UPC Germany GmbH 8.125% 12/1/17 (f)		6,420	6,613
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	530	732
4.375% 5/19/14	EUR	1,950	2,740
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)		11,985	11,429
			162,816
Insurance - 0.3%
American International Group, Inc.:
4.25% 5/15/13		1,505	1,477
5.05% 10/1/15		2,475	2,298
5.45% 5/18/17		7,680	7,065
5.6% 10/18/16		4,260	3,965
5.85% 1/16/18		1,340	1,245
8.25% 8/15/18		4,540	4,764
USI Holdings Corp. 4.125% 11/15/14 (f)(i)		823	702
			21,516
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
Omega Healthcare Investors, Inc. 7.5% 2/15/20 (f)		$ 4,325	$ 4,433
Rouse Co. 5.375% 11/26/13 (b)		4,120	4,450
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,556
8.625% 1/15/12		3,610	3,754
			14,193
Real Estate Management & Development - 0.6%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		5,340	5,981
Realogy Corp.:
10.5% 4/15/14		29,940	25,898
11.75% 4/15/14 pay-in-kind (i)		3,817	3,135
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(f)		8,425	9,352
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		755	783
Ventas Realty LP 6.5% 6/1/16		775	787
			45,936
TOTAL FINANCIALS			456,303
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		1,380	1,490
Health Care Providers & Services - 1.1%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		6,320	6,794
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (i)		6,914	6,463
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,642
DASA Finance Corp. 8.75% 5/29/18 (f)		1,400	1,498
HCA, Inc.:
5.75% 3/15/14		2,795	2,631
6.25% 2/15/13		1,385	1,375
6.375% 1/15/15		910	866
6.5% 2/15/16		3,410	3,222
6.75% 7/15/13		1,390	1,390
7.25% 9/15/20 (f)		21,345	21,665
9.125% 11/15/14		6,635	6,992
9.25% 11/15/16		14,550	15,459
HealthSouth Corp. 8.125% 2/15/20		6,585	6,585
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		$ 4,395	$ 4,483
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,747
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	299
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		662	695
United Surgical Partners International, Inc. 8.875% 5/1/17		705	733
			84,539
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		5,110	5,046
Leiner Health Products, Inc. 11% 6/1/12 (b)		2,435	219
Pfizer, Inc. 5.75% 6/3/21	EUR	2,650	4,095
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,550	2,548
			11,908
TOTAL HEALTH CARE			97,937
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		730	562
12% 11/1/14 pay-in-kind (f)		1,280	1,288
DigitalGlobe, Inc. 10.5% 5/1/14 (f)		2,305	2,466
GeoEye, Inc. 9.625% 10/1/15 (f)		910	938
			5,254
Airlines - 0.6%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,051	4,568
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,000	5,788
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		730	653
Continental Airlines, Inc. 7.25% 11/10/19		4,520	4,882
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	157
9.5% 9/15/14 (f)		1,355	1,423
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
10% 8/15/08 (a)		$ 1,130	$ 11
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,492	7,520
8.021% 8/10/22		3,826	3,520
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	13
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	6
8.875% 6/1/06 (a)		1,240	9
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,964	1,846
8.028% 11/1/17		839	780
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,900	1,990
12% 11/1/13 (f)		3,030	3,182
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,575	8,086
			44,434
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		9,602	10,179
Commercial Services & Supplies - 0.5%
ACCO Brands Corp. 10.625% 3/15/15 (f)		520	568
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	200
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	306
Casella Waste Systems, Inc. 11% 7/15/14 (f)		1,275	1,367
Cenveo Corp. 10.5% 8/15/16 (f)		2,355	2,399
Garda World Security Corp. 9.75% 3/15/17 (f)		2,020	2,065
International Lease Finance Corp.:
4.75% 1/13/12		2,210	2,159
5% 9/15/12		2,405	2,311
8.625% 9/15/15 (f)		3,485	3,520
8.75% 3/15/17 (f)		4,015	4,035
Iron Mountain, Inc. 6.625% 1/1/16		14,115	14,009
The Geo Group, Inc. 7.75% 10/15/17 (f)		2,520	2,545
			35,484
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,590	1,608
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - continued
Odebrecht Finance Ltd. 7% 4/21/20 (f)		$ 1,680	$ 1,747
Odebrecht Overseas Ltd. 9.625%		790	802
			4,157
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		610	605
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	882
			1,487
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	3,000	4,127
Sequa Corp.:
11.75% 12/1/15 (f)		9,320	9,320
13.5% 12/1/15 pay-in-kind (f)		3,704	3,815
			17,262
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,382
Cummins, Inc. 7.125% 3/1/28		1,825	1,804
Navistar International Corp. 8.25% 11/1/21		8,035	8,216
Terex Corp. 10.875% 6/1/16		4,115	4,588
			15,990
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		2,240	2,321
9.5% 12/15/14		4,620	4,655
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,570	2,506
			9,482
Road & Rail - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (f)		2,205	2,304
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,500	1,508
7.625% 12/1/13		1,540	1,559
12.5% 4/1/16		8,310	9,681
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		1,080	994
TFM SA de CV 9.375% 5/1/12		3,138	3,216
			19,262
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 5.25% 3/22/17	EUR	1,950	$ 2,625
Penhall International Corp. 12% 8/1/14 (f)		1,360	911
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (i)		8,931	9,466
			13,002
Transportation Infrastructure - 0.1%
Trico Shipping AS 11.875% 11/1/14 (f)		8,170	7,925
TOTAL INDUSTRIALS			183,918
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		7,125	6,947
10.875% 11/1/15 pay-in-kind (i)		3,930	3,594
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (f)		1,010	1,025
6.875% 1/15/20 (f)		1,010	1,030
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		2,770	2,846
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	12,750
6.5% 1/15/28		7,515	5,279
ViaSat, Inc. 8.875% 9/15/16 (f)		1,190	1,217
			34,688
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		1,150	1,305
Electronic Equipment & Components - 0.1%
Reddy Ice Corp.:
11.25% 3/15/15 (f)		4,145	4,425
13.25% 11/1/15 (f)		4,311	4,311
			8,736
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		7,325	7,618
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		3,575	3,432
12.25% 11/15/15 pay-in-kind (i)		815	794
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc. 9.125% 8/15/13		$ 6,770	$ 6,922
Unisys Corp.:
12.5% 1/15/16		2,625	2,907
12.75% 10/15/14 (f)		377	439
14.25% 9/15/15 (f)		302	362
			14,856
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		3,100	3,193
Amkor Technology, Inc.:
7.125% 3/15/11		115	118
7.75% 5/15/13		820	826
9.25% 6/1/16		3,815	4,006
Avago Technologies Finance Ltd. 11.875% 12/1/15		5,285	5,906
Freescale Semiconductor, Inc.:
8.875% 12/15/14		9,270	8,760
9.875% 12/15/14 pay-in-kind (i)		12,597	11,472
10.125% 3/15/18 (f)		11,670	12,516
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		2,855	4
NXP BV:
3.0013% 10/15/13 (i)		17,430	16,297
7.875% 10/15/14		11,885	11,647
Spansion LLC 11.25% 1/15/16 (b)(f)		3,550	4,189
Viasystems, Inc. 12% 1/15/15 (f)		3,575	3,879
			82,813
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		790	664
TOTAL INFORMATION TECHNOLOGY			150,680
MATERIALS - 3.3%
Chemicals - 0.9%
Ashland, Inc. 9.125% 6/1/17 (f)		2,000	2,240
Chemtura Corp. 6.875% 6/1/16 (b)		970	1,140
Georgia Gulf Corp. 9% 1/15/17 (f)		9,670	10,129
MacDermid, Inc. 9.5% 4/15/17 (f)		450	461
Momentive Performance Materials, Inc.:
9.75% 12/1/14		23,880	23,940
10.875% 12/1/14 pay-in-kind (i)		6,599	6,325
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Momentive Performance Materials, Inc.: - continued
11.5% 12/1/16		$ 9,480	$ 8,769
NOVA Chemicals Corp.:
3.6494% 11/15/13 (i)		1,030	971
6.5% 1/15/12		4,615	4,707
Solutia, Inc.:
7.875% 3/15/20		1,955	1,975
8.75% 11/1/17		975	1,029
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,440
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		2,900	3,074
			66,200
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14 (f)		910	938
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,250	1,929
			2,867
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		920	913
Berry Plastics Holding Corp.:
4.132% 9/15/14 (i)		505	432
8.875% 9/15/14		8,945	8,721
10.25% 3/1/16		3,380	3,194
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,950	3,624
7.5% 12/15/96		4,010	2,967
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,035	921
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		5,175	4,619
Temple-Inland, Inc.:
6.625% 1/15/16		130	138
7.875% 5/1/12		2,955	3,184
Vitro SAB de CV:
8.625% 2/1/12 (b)		22,810	10,379
9.125% 2/1/17 (b)		2,000	910
			40,002
Metals & Mining - 1.7%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (b)(i)		2,510	22
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
CSN Islands XI Corp. 6.875% 9/21/19 (f)		$ 5,335	$ 5,575
Edgen Murray Corp. 12.25% 1/15/15 (f)		7,655	7,167
Evraz Group SA 8.875% 4/24/13 (f)		6,920	7,249
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,270	4,612
10.625% 9/1/16 (f)		29,930	34,345
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		3,680	4,006
8.375% 4/1/17		22,140	24,631
International Steel Group, Inc. 6.5% 4/15/14		6,710	7,273
Ispat Inland ULC 9.75% 4/1/14		1,385	1,430
Novelis, Inc. 11.5% 2/15/15		1,010	1,083
RathGibson, Inc. 11.25% 2/15/14 (b)		2,510	615
Severstal Columbus LLC 10.25% 2/15/18 (f)		6,220	6,562
Teck Resources Ltd.:
9.75% 5/15/14		5,035	5,985
10.25% 5/15/16		6,415	7,618
10.75% 5/15/19		7,510	9,200
			127,373
Paper & Forest Products - 0.2%
Glatfelter 7.125% 5/1/16		510	510
NewPage Corp.:
6.4988% 5/1/12 (i)		2,460	1,593
11.375% 12/31/14		4,155	4,124
Solo Cup Co. 8.5% 2/15/14		1,770	1,730
Stone Container Corp. 8.375% 7/1/12 (b)		2,665	2,365
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (f)		3,150	3,410
			13,732
TOTAL MATERIALS			250,174
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 4.6%
Alestra SA de RL de CV 11.75% 8/11/14		3,470	3,925
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,229
9% 8/15/31		3,545	3,456
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		$ 43,023	$ 43,828
Frontier Communications Corp.:
8.25% 4/15/17 (f)		5,825	5,927
8.5% 4/15/20 (f)		5,980	6,040
Global Crossing Ltd. 12% 9/15/15 (f)		15,635	17,355
Intelsat Bermuda Ltd.:
11.25% 2/4/17		38,019	40,110
12.5% 2/4/17 pay-in-kind (i)		35,836	35,993
Intelsat Corp.:
9.25% 8/15/14		4,305	4,429
9.25% 6/15/16		7,325	7,655
Intelsat Ltd. 11.25% 6/15/16		20,070	21,676
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		4,920	5,215
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		5,915	6,078
7.5% 2/15/14		2,255	2,294
7.5% 2/15/14		1,310	1,333
Qwest Corp. 8.375% 5/1/16		6,780	7,636
Sprint Capital Corp.:
6.875% 11/15/28		53,275	42,886
6.9% 5/1/19		4,780	4,374
8.75% 3/15/32		47,939	44,463
U.S. West Communications:
6.875% 9/15/33		2,265	2,186
7.25% 9/15/25		420	424
7.25% 10/15/35		1,205	1,157
7.5% 6/15/23		360	361
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)		20,950	23,045
12% 12/1/15 (f)		10,215	11,007
			345,082
Wireless Telecommunication Services - 2.6%
Clearwire Escrow Corp. 12% 12/1/15 (f)		3,805	3,876
Digicel Group Ltd.:
8.875% 1/15/15 (f)		17,780	17,380
9.125% 1/15/15 pay-in-kind (f)(i)		6,309	6,230
10.5% 4/15/18 (f)		15,575	16,159
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
12% 4/1/14 (f)		$ 11,685	$ 13,233
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		3,755	3,933
9.5% 6/15/16		16,115	17,203
11.5% 6/15/16		4,145	4,466
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		17,225	17,506
8.875% 1/15/15		10,070	10,347
Millicom International Cellular SA 10% 12/1/13		18,040	18,717
Mobile Telesystems Finance SA 8% 1/28/12 (f)		3,792	4,038
Nextel Communications, Inc.:
5.95% 3/15/14		7,845	7,315
7.375% 8/1/15		4,350	4,133
NII Capital Corp. 10% 8/15/16 (f)		15,010	16,436
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		8,220	7,809
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		10,314	9,592
Sprint Nextel Corp. 6% 12/1/16		5,280	4,765
Telecom Personal SA 9.25% 12/22/10 (f)		5,035	5,173
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		6,545	7,093
			195,404
TOTAL TELECOMMUNICATION SERVICES			540,486
UTILITIES - 1.7%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,700	3,132
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		1,345	1,365
Intergen NV 9% 6/30/17 (f)		15,930	16,408
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		4,700	5,153
7.75% 1/20/20 (f)		3,085	3,347
8% 8/7/19 (f)		2,055	2,258
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
National Power Corp. 6.875% 11/2/16 (f)		$ 4,625	$ 5,018
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (i)		1,651	1,071
			37,752
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		5,665	5,807
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,656
8% 3/1/32		7,365	8,302
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		5,745	5,458
			29,223
Independent Power Producers & Energy Traders - 0.6%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		3,030	3,159
10.875% 11/1/17		42,715	31,716
12% 11/1/17 pay-in-kind (i)		6,067	3,760
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		3,980	0
6.4% 7/15/06 (b)		5,595	0
6.625% 11/15/05 (b)		3,510	0
6.725% 11/17/08 (b)(i)		1,090	0
6.75% 8/1/09 (b)		880	0
6.875% 10/15/07 (b)		2,120	0
6.95% 7/15/28 (b)		1,920	0
7.125% 5/15/07 (b)		375	0
7.375% 5/15/19 (b)		2,200	0
7.875% 6/15/03 (b)		375	0
9.125% 4/1/03 (b)		80	0
9.875% 6/5/03 (b)		345	0
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,565	2,706
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,300	1,261
			42,602
Multi-Utilities - 0.2%
NiSource Finance Corp. 10.75% 3/15/16		11,340	14,415
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Utilicorp United, Inc. 7.95% 2/1/11 (e)		$ 50	$ 52
Veolia Environnement 5.125% 5/24/22	EUR	750	1,074
			15,541
TOTAL UTILITIES			125,118
TOTAL NONCONVERTIBLE BONDS			2,563,045
TOTAL CORPORATE BONDS (Cost $2,414,558)			2,611,095
U.S. Government and Government Agency Obligations - 23.8%

Other Government Related - 2.4%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)		2,494	2,540
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)		4,140	4,179
1.75% 12/28/12 (FDIC Guaranteed) (g)		8,000	8,023
1.875% 5/7/12 (FDIC Guaranteed) (g)		19,000	19,246
1.875% 6/4/12 (FDIC Guaranteed) (g)		15,000	15,181
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		16,000	16,128
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,141	6,186
2% 3/30/12 (FDIC Guaranteed) (g)		8,000	8,114
2.125% 7/12/12 (FDIC Guaranteed) (g)		1,406	1,431
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		2,000	2,024
2% 9/28/12 (FDIC Guaranteed) (g)		22,315	22,619
2.125% 12/21/12 (FDIC Guaranteed) (g)		12,000	12,157
2.625% 12/28/12 (FDIC Guaranteed) (g)		4,680	4,806
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,224
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		19,849	19,964
Goldman Sachs Group, Inc. 1.625% 7/15/11 (FDIC Guaranteed) (g)		1,660	1,679
JPMorgan Chase & Co.:
2.125% 6/22/12 (FDIC Guaranteed) (g)		5,220	5,319
2.2% 6/15/12 (FDIC Guaranteed) (g)		5,210	5,312
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (g)		$ 520	$ 538
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		23,089	23,939
TOTAL OTHER GOVERNMENT RELATED			182,609
U.S. Government Agency Obligations - 1.8%
Fannie Mae 1.75% 5/7/13		24,744	24,681
Federal Home Loan Bank:
1.5% 1/16/13		43,930	43,852
3.625% 10/18/13		6,640	7,013
Freddie Mac:
1.625% 4/15/13		20,000	19,884
1.75% 6/15/12		21,139	21,343
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,376
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,305
5.685% 5/15/12		1,765	1,928
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		552	582
Tennessee Valley Authority 5.25% 9/15/39		5,000	4,915
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			134,879
U.S. Treasury Obligations - 19.6%
U.S. Treasury Bonds:
3.5% 2/15/39		60,035	48,581
4.25% 5/15/39		48,915	45,323
4.375% 2/15/38		2,899	2,757
4.375% 11/15/39		4,000	3,783
4.5% 5/15/38		8,900	8,636
4.5% 8/15/39		19,780	19,103
4.625% 2/15/40		27,075	26,686
5.25% 2/15/29		16,020	17,432
6.25% 8/15/23		17,052	20,489
7.5% 11/15/16		21,120	26,664
7.5% 11/15/24		9,329	12,524
7.875% 2/15/21		5,350	7,195
9.875% 11/15/15		7,956	10,915
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.75% 11/30/11		$ 3,649	$ 3,644
0.875% 12/31/10 (h)		12,000	12,046
0.875% 3/31/11		69,930	70,222
0.875% 1/31/12		62,109	62,039
0.875% 2/29/12		24,060	24,010
1% 7/31/11		8,000	8,041
1% 12/31/11		20,426	20,467
1% 3/31/12		4,000	3,998
1.25% 11/30/10		15,000	15,092
1.375% 9/15/12		7,105	7,121
1.375% 10/15/12		38,945	38,994
1.375% 1/15/13		71,949	71,707
1.375% 2/15/13		96,112	95,661
1.5% 10/31/10		16,570	16,685
1.5% 12/31/13 (h)		2,153	2,113
1.875% 4/30/14		1,763	1,742
2.375% 8/31/10		18,445	18,608
2.375% 8/31/14		43,305	43,396
2.375% 9/30/14		22,550	22,555
2.375% 10/31/14		10,875	10,860
2.5% 3/31/15		91,976	91,710
2.625% 6/30/14		8,700	8,828
2.625% 7/31/14		64,920	65,797
2.625% 4/30/16		25,590	25,040
2.75% 11/30/16		10,000	9,720
2.75% 2/15/19		14,902	13,832
3% 2/28/17		15,000	14,757
3.125% 9/30/13		25,600	26,692
3.125% 10/31/16		81,249	80,938
3.125% 1/31/17		54,926	54,514
3.125% 5/15/19		58,215	55,445
3.375% 6/30/13		22,261	23,423
3.375% 11/15/19		5,808	5,604
3.5% 2/15/18		3,580	3,591
3.625% 8/15/19		22,295	22,023
3.75% 11/15/18		33,055	33,305
3.875% 2/15/13		29,948	31,955
3.875% 5/15/18		32,084	32,894
4% 8/15/18		11,895	12,252
4.25% 11/15/17		2,710	2,866
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 5/15/17		$ 48,040	$ 51,838
4.625% 7/31/12		2,889	3,118
TOTAL U.S. TREASURY OBLIGATIONS			1,469,231
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,804,449)			1,786,719
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 1.3%
2.24% 4/1/36 (i)		172	177
2.308% 11/1/35 (i)		936	963
2.399% 10/1/34 (i)		1,225	1,263
2.475% 9/1/33 (i)		862	885
2.73% 11/1/33 (i)		187	195
2.762% 2/1/35 (i)		3,256	3,348
2.938% 7/1/35 (i)		547	567
3.018% 1/1/35 (i)		448	462
3.124% 10/1/35 (i)		180	185
3.138% 3/1/35 (i)		15,270	15,882
3.251% 7/1/35 (i)		407	422
3.265% 9/1/34 (i)		764	788
3.3% 2/1/35 (i)		2,358	2,455
3.342% 3/1/33 (i)		247	259
3.411% 11/1/36 (i)		89	92
3.444% 7/1/35 (i)		619	636
3.47% 4/1/35 (i)		1,102	1,145
3.546% 2/1/40 (i)		16,722	17,174
3.601% 2/1/37 (i)		1,638	1,703
3.673% 4/1/36 (i)		651	682
3.692% 3/1/34 (i)		491	505
3.726% 11/1/36 (i)		481	500
3.781% 7/1/35 (i)		1,261	1,307
3.9% 9/1/36 (i)		692	719
3.913% 2/1/37 (i)		2,656	2,772
3.918% 7/1/35 (i)		897	918
3.959% 11/1/35 (i)		2,318	2,391
4% 9/1/13		367	376
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Fannie Mae - continued
4.155% 8/1/35 (i)		$ 1,396	$ 1,463
4.226% 6/1/47 (i)		314	326
4.278% 6/1/36 (i)		106	110
4.294% 10/1/37 (i)		582	605
4.304% 9/1/35 (i)		1,620	1,684
4.542% 2/1/36 (i)		1,510	1,563
4.687% 11/1/35 (i)		692	721
4.773% 7/1/35 (i)		558	576
4.954% 5/1/35 (i)		1,595	1,657
4.974% 10/1/35 (i)		2,722	2,808
5% 2/1/14 to 4/1/22		758	803
5.036% 2/1/34 (i)		753	787
5.186% 6/1/35 (i)		7,040	7,202
5.242% 5/1/35 (i)		639	672
5.302% 3/1/36 (i)		4,433	4,642
5.5% 4/1/16		235	243
5.556% 2/1/36 (i)		301	312
5.588% 4/1/36 (i)		1,536	1,610
5.734% 9/1/35 (i)		1,340	1,408
5.855% 5/1/36 (i)		365	383
6% 5/1/12 to 10/1/16		259	277
6.004% 4/1/36 (i)		5,042	5,280
6.213% 3/1/37 (i)		245	260
6.5% 5/1/12 to 9/1/32		2,776	3,033
TOTAL FANNIE MAE			97,196
Freddie Mac - 0.4%
2.275% 3/1/35 (i)		314	322
2.424% 3/1/37 (i)		1,165	1,194
2.662% 12/1/33 (i)		992	1,029
2.733% 6/1/33 (i)		516	532
2.996% 5/1/35 (i)		1,045	1,085
3.305% 1/1/35 (i)		1,354	1,411
3.366% 1/1/36 (i)		1,325	1,377
3.395% 7/1/35 (i)		573	592
3.542% 10/1/35 (i)		660	681
3.625% 4/1/37 (i)		199	206
3.768% 3/1/37 (i)		212	219
3.95% 10/1/36 (i)		667	694
3.981% 12/1/36 (i)		2,859	2,978
4.201% 4/1/34 (i)		4,810	4,979
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Freddie Mac - continued
4.5% 8/1/33		$ 507	$ 514
4.782% 2/1/36 (i)		136	142
4.915% 5/1/37 (i)		179	186
4.988% 4/1/35 (i)		1,412	1,477
5.098% 7/1/35 (i)		348	361
5.138% 4/1/35 (i)		52	54
5.269% 2/1/36 (i)		40	42
5.297% 9/1/35 (i)		281	292
5.521% 1/1/36 (i)		448	468
5.586% 3/1/36 (i)		1,980	2,067
5.588% 10/1/35 (i)		95	100
5.632% 1/1/36 (i)		132	137
5.703% 5/1/37 (i)		1,779	1,827
5.705% 5/1/37 (i)		201	205
5.748% 5/1/37 (i)		1,114	1,147
5.828% 1/1/37 (i)		806	844
5.829% 6/1/37 (i)		533	550
6.191% 6/1/37 (i)		178	185
6.255% 7/1/36 (i)		251	264
6.396% 8/1/37 (i)		434	459
6.478% 6/1/37 (i)		59	62
6.488% 2/1/37 (i)		156	165
6.5% 5/1/11 to 3/1/22		4,063	4,375
7.518% 4/1/37 (i)		8	8
TOTAL FREDDIE MAC			33,230
Government National Mortgage Association - 0.9%
5.5% 1/20/60 (m)		9,638	10,551
5.5% 1/20/60 (m)		10,397	11,301
5.5% 3/1/60 (m)		16,636	18,166
5.5% 4/1/60		10,000	10,945
5.691% 10/20/59 (m)		11,666	12,631
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			63,594
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $191,178)			194,020
Asset-Backed Securities - 0.2%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 0.907% 3/25/17 (i)	EUR	917	942
Auto ABS Compartiment Series 2006-1 Class B, 0.922% 7/25/17 (i)	EUR	500	637
Asset-Backed Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Clock Finance BV Series 2007-1:
Class B2, 0.881% 2/25/15 (i)	EUR	600	$ 689
Class C2, 1.061% 2/25/15 (i)	EUR	300	304
Geldilux Ltd. Series 2007-TS Class C, 1.194% 9/8/14 (i)	EUR	350	362
Lambda Finance BV Series 2007-1X Class A2, 0.803% 9/20/31 (i)	EUR	3,034	3,943
Leek Finance PLC:
Series 17X Class A2A, 0.7431% 12/21/37 (i)	GBP	139	202
Series 18X Class BC, 1.043% 9/21/38 (i)	EUR	600	334
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.322% 3/10/17 (i)	EUR	1,000	294
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	3,100	4,941
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	86
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.5156% 10/25/45 (i)	GBP	456	173
TOTAL ASSET-BACKED SECURITIES (Cost $16,206)			12,907
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.931% 2/17/52 (i)	EUR	650	814
Gracechurch Mortgage Financing PLC Series 2006-1 Class C3, 0.93% 11/20/56 (i)	EUR	1,200	1,530
Granite Master Issuer PLC:
Series 2005-1 Class A5, 0.582% 12/20/54 (i)	EUR	504	626
Series 2005-4 Class A5, 0.502% 12/20/54 (i)	EUR	453	563
Granite Mortgages PLC 0.9675% 3/20/44 (i)	GBP	271	378
RMAC PLC Series 2005-NS4X Class M2A, 1.1356% 12/12/43 (i)	GBP	1,358	608
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 0.8756% 6/12/44 (i)	GBP	1,250	586
Shield BV Series 1 Class C, 1.067% 1/20/14 (i)	EUR	900	1,140
TOTAL PRIVATE SPONSOR			6,245
U.S. Government Agency - 0.5%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		118	127
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18		$ 1,360	$ 1,414
Series 2003-70 Class BJ, 5% 7/25/33		815	836
Series 2003-85 Class GD, 4.5% 9/25/18		2,815	2,980
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,859
Series 2004-81 Class KD, 4.5% 7/25/18		2,721	2,897
Series 2005-52 Class PB, 6.5% 12/25/34		1,679	1,812
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		410	441
Series 2004-95 Class AN, 5.5% 1/25/25		1,285	1,377
Series 2005-117, Class JN, 4.5% 1/25/36		735	700
Series 2005-29 Class KA, 4.5% 2/25/35		3,703	3,854
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,370
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		231	248
Series 2115 Class PE, 6% 1/15/14		72	76
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.73% 1/15/30 (i)		1,403	1,403
Series 2630 Class FL, 0.73% 6/15/18 (i)		92	93
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		455	489
Series 2381 Class OG, 5.5% 11/15/16		323	349
Series 2425 Class JH, 6% 3/15/17		573	621
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,511
Series 2695 Class DG, 4% 10/15/18		3,475	3,608
Series 2831 Class PB, 5% 7/15/19		3,590	3,829
Series 2866 Class XE, 4% 12/15/18		5,369	5,617
Series 2996 Class MK, 5.5% 6/15/35		552	593
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		613	669
Series 2570 Class CU, 4.5% 7/15/17		145	150
Series 2572 Class HK, 4% 2/15/17		175	179
Series 2627:
Class BG, 3.25% 6/15/17		105	108
Class KP, 2.87% 12/15/16		92	93
Series 2860 Class CP, 4% 10/15/17		139	142
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2715 Class NG, 4.5% 12/15/18		$ 1,000	$ 1,059
Series 2863 Class DB, 4% 9/15/14		165	170
TOTAL U.S. GOVERNMENT AGENCY			41,674
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,758)			47,919
Commercial Mortgage Securities - 0.2%

Bruntwood Alpha PLC Series 2007-1 Class A, 0.7681% 1/15/17 (i)	GBP	450	546
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.145% 10/22/37 (i)	GBP	850	645
Enterprise Inns PLC 6.5% 12/6/18	GBP	2,190	2,860
European Property Capital 4 PLC Class C, 0.8588% 7/20/14 (i)	GBP	270	252
FCC Proudreed Properties Class A, 0.893% 8/18/17 (i)	EUR	520	593
German Residential Asset Note Distributor PLC Series 1 Class A, 0.917% 7/20/16 (i)	EUR	1,128	1,337
London & Regional Debt Securitisation No. 1 PLC Class A, 0.82% 10/15/14 (i)	GBP	550	690
Opera Finance (CMH) PLC Class B, 0.984% 1/15/15 (i)	EUR	850	631
Real Estate Capital Foundation Ltd. Series 3 Class A, 0.81% 7/15/16 (i)	GBP	1,388	1,754
REC Plantation Place Ltd. Series 5 Class A, 0.8456% 7/25/16 (i)	GBP	780	971
Silver Maple Investment Co. Ltd. Class 2A, 0.825% 4/30/14 (i)	EUR	700	885
Skyline BV Series 2007-1 Class D, 1.484% 7/22/43 (i)	EUR	1,000	695
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,705)			11,859
Foreign Government and Government Agency Obligations - 22.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		10,005	7,504
par 2.5% 12/31/38 (e)		7,340	2,635
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Argentine Republic: - continued
7% 3/28/11		$ 108,280	$ 105,967
7% 9/12/13		75,610	67,333
Bahamian Republic 6.95% 11/20/29 (f)		2,760	2,760
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,250,000	0*
value recovery B rights 1/2/21 (l)		1,250,000	0*
Barbados Government 7.25% 12/15/21 (f)		3,145	3,224
Brazilian Federative Republic:
6% 9/15/13		1,283	1,331
8.25% 1/20/34		1,850	2,354
8.75% 2/4/25		2,849	3,761
12.25% 3/6/30		2,950	5,133
Canadian Government:
1.25% 12/1/11	CAD	144,100	141,183
3.75% 6/1/19	CAD	14,750	14,729
5% 6/1/37	CAD	28,050	31,834
Cayman Island Government 5.95% 11/24/19 (f)		2,725	2,668
Central Bank of Nigeria warrants 11/15/20 (a)(l)		2,750	448
Colombian Republic:
7.375% 9/18/37		4,750	5,332
10.375% 1/28/33		2,000	2,870
11.75% 2/25/20		1,970	2,891
Congo Republic 3% 6/30/29 (e)		10,018	5,760
Croatia Republic 6.75% 11/5/19 (f)		4,065	4,450
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		1,345	1,399
8.25% 10/24/12 (f)		4,850	5,208
Dominican Republic:
1.2888% 8/30/24 (i)		4,383	3,506
9.04% 1/23/18 (f)		5,651	6,216
9.5% 9/27/11 (Reg. S)		5,187	5,420
Dutch Government:
3.25% 7/15/15	EUR	8,700	12,258
3.5% 7/15/20	EUR	4,750	6,512
Ecuador Republic 5% 2/28/25		1,450	870
El Salvador Republic:
7.375% 12/1/19 (f)		2,040	2,224
7.65% 6/15/35 (Reg. S)		2,595	2,731
7.75% 1/24/23 (Reg. S)		1,489	1,645
8.25% 4/10/32 (Reg. S)		1,137	1,256
French Republic:
OAT 3.5% 4/25/20	EUR	43,750	59,483
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
French Republic: - continued
4% 4/25/60	EUR	12,850	$ 17,263
Gabonese Republic 8.2% 12/12/17 (f)		6,350	6,969
Georgia Republic 7.5% 4/15/13		5,290	5,515
German Federal Republic:
1% 3/16/12	EUR	72,250	97,652
3.25% 1/4/20	EUR	67,250	91,991
3.75% 1/4/15	EUR	34,750	50,425
4.75% 7/4/40	EUR	16,775	26,368
Ghana Republic 8.5% 10/4/17 (f)		6,985	7,718
Hungarian Republic 6.25% 1/29/20		2,650	2,809
Indonesian Republic:
5.875% 3/13/20 (f)		5,445	5,636
6.625% 2/17/37 (f)		4,215	4,299
6.875% 3/9/17 (f)		2,225	2,475
6.875% 1/17/18 (f)		5,180	5,750
7.75% 1/17/38 (f)		5,485	6,349
8.5% 10/12/35 (Reg. S)		4,385	5,448
11.625% 3/4/19 (f)		4,720	6,773
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,555	10,919
Italian Republic:
3.5% 6/1/14	EUR	3,900	5,505
4% 9/1/20	EUR	27,550	37,418
4.25% 8/1/13	EUR	14,100	20,426
5% 9/1/40	EUR	27,850	39,066
Japan Government:
0.4% 5/15/11	JPY	7,444,500	79,843
0.6% 9/20/14	JPY	2,400,000	25,791
1.3% 12/20/19	JPY	2,700,000	28,752
2.1% 9/20/29	JPY	1,400,000	14,854
2.2% 9/20/39	JPY	1,680,000	17,555
Lithuanian Republic:
6.75% 1/15/15 (f)		4,080	4,447
7.375% 2/11/20 (f)		2,540	2,769
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		1,710	1,992
Peruvian Republic:
3% 3/7/27 (e)		1,425	1,179
7.35% 7/21/25		3,460	4,022
Philippine Republic:
6.5% 1/20/20		2,630	2,831
9.5% 2/2/30		1,990	2,657
10.625% 3/16/25		1,830	2,621
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 8,300	$ 6,723
Republic of Serbia 6.75% 11/1/24 (f)		16,975	16,890
Russian Federation:
7.5% 3/31/30 (Reg. S)		62,081	71,471
12.75% 6/24/28 (Reg. S)		7,840	13,896
South African Republic 5.5% 3/9/20		2,625	2,645
Turkish Republic:
5.625% 3/30/21		2,850	2,800
6.75% 4/3/18		5,225	5,702
6.75% 5/30/40		3,940	3,881
6.875% 3/17/36		11,125	11,214
7% 9/26/16		4,615	5,129
7.25% 3/5/38		7,325	7,684
7.375% 2/5/25		12,520	13,935
UK Treasury GILT:
4.5% 3/7/13	GBP	1,650	2,700
4.5% 9/7/34	GBP	27,650	41,889
4.75% 3/7/20	GBP	63,250	101,966
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		18,760	18,830
Ukraine Government:
6.385% 6/26/12 (f)		5,355	5,315
6.75% 11/14/17 (f)		5,605	5,346
United Mexican States:
5.125% 1/15/20		2,850	2,879
7.5% 4/8/33		1,520	1,809
8.3% 8/15/31		1,435	1,844
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	34,297	1,824
6.875% 9/28/25		1,505	1,629
8% 11/18/22		6,629	7,888
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		1,250	34
1.2489% 4/20/11 (Reg. S) (i)		32,435	30,246
5.375% 8/7/10 (Reg. S)		13,235	13,169
7% 3/31/38		3,720	2,204
8.5% 10/8/14		5,260	4,589
9% 5/7/23 (Reg. S)		17,245	12,804
9.25% 9/15/27		12,990	10,165
9.375% 1/13/34		4,565	3,355
10.75% 9/19/13		22,110	21,557
13.625% 8/15/18		15,175	15,289
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Vietnamese Socialist Republic:
4% 3/12/28 (e)		$ 9,949	$ 8,133
6.75% 1/29/20 (f)		5,505	5,615
6.875% 1/15/16 (f)		2,125	2,263
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,591,234)			1,654,294
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		4,875	5,228
European Investment Bank 11.25% 12/2/11 (f)	ZMK	7,000,000	1,638
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,469)			6,866
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Intermet Corp. (a)(n)	156,879	0
Remy International, Inc. (a)	57,470	790
		790
Media - 0.1%
Charter Communications, Inc. Class A (a)	90,760	3,131
RDA Holding Co. (a)	232,362	6,274
SuperMedia, Inc. (a)	5,871	240
		9,645
TOTAL CONSUMER DISCRETIONARY		10,435
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
CIT Group, Inc. (a)	133,086	5,185
HMH Holdings, Inc. (a)(n)	2,184,861	15,294
HMH Holdings, Inc. warrants 3/9/17 (a)	532,267	532
		21,011
INDUSTRIALS - 0.3%
Airlines - 0.2%
Delta Air Lines, Inc. (a)	754,179	11,003
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Nortek, Inc. (a)	222,792	$ 8,912
Nortek, Inc. warrants 12/7/14 (a)	6,267	8
		8,920
Marine - 0.0%
US Shipping Partners Corp. (a)	10,813	0
US Shipping Partners Corp. warrants 12/31/29 (a)	101,237	0
		0
TOTAL INDUSTRIALS		19,923
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(n)	742,300	0*
MagnaChip Semiconductor LLC (a)	357,558	50
		50
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese Corp. Class A	11,718	373
Georgia Gulf Corp. (a)	490,852	8,849
		9,222
Containers & Packaging - 0.0%
Constar International, Inc. (a)	26,550	425
TOTAL MATERIALS		9,647
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	129
TOTAL COMMON STOCKS (Cost $82,761)		61,195
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	18,982	14,759
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	122	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,017)		14,759
Floating Rate Loans - 6.5%
	Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.2%
Visteon Corp. term loan 4.426% 6/13/13 (b)(i)	$ 16,305	17,691
Automobiles - 0.2%
AM General LLC:
Credit-Linked Deposit 3.2462% 9/30/12 (i)	33	31
Tranche B, term loan 3.2602% 9/30/13 (i)	677	630
Ford Motor Co. term loan 3.2584% 12/15/13 (i)	16,961	16,368
		17,029
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.7442% 7/24/14 (i)	4,979	4,730
Tranche DD, term loan 2.75% 7/24/14 (i)	513	487
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (i)	10,130	8,965
		14,182
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2496% 2/16/14 (i)	131	99
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (i)	115	104
Tranche B, term loan 2.05% 5/23/14 (i)	571	517
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.9654% 6/14/13 (i)	36	33
term loan 2.7243% 6/14/14 (i)	396	363
Six Flags, Inc. Tranche B, term loan 2.48% 4/30/15 (i)	12,851	12,787
		13,903
Media - 0.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3049% 3/6/14 (i)	27,945	26,897
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.4781% 6/12/14 (i)	$ 21,384	$ 20,422
Idearc, Inc. term loan 10.25% 12/31/15 (i)	1,266	1,190
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (i)	17,460	15,583
		64,092
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.4998% 5/28/13 (i)	5,331	5,065
Michaels Stores, Inc.:
Tranche B1, term loan 2.5368% 10/31/13 (i)	7,602	7,222
Tranche B2, term loan 4.7868% 7/31/16 (i)	18,554	18,090
		30,377
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4961% 4/4/14 (i)	1,245	1,152
TOTAL CONSUMER DISCRETIONARY		158,426
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC Tranche D, term loan 8.4662% 12/28/13 (i)	1,446	1,453
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (i)	366	348
		1,801
FINANCIALS - 0.8%
Diversified Financial Services - 0.3%
CIT Group, Inc.:
term loan 13% 1/20/12 (i)	1,800	1,868
Tranche A, term loan 9.5% 1/20/12 (i)	8,793	8,991
Clear Channel Capital I LLC Tranche B, term loan 3.8979% 1/29/16 (i)	12,280	9,947
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (b)(i)	3,138	1,490
		22,296
Real Estate Management & Development - 0.5%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (i)	1,616	1,426
Tranche 2LN, term loan 13.5% 10/15/17	11,205	12,382
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2507% 10/10/13 (i)	$ 6,003	$ 5,297
Tranche DD, term loan 3.2501% 10/10/13 (i)	16,781	14,851
		33,956
TOTAL FINANCIALS		56,252
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4962% 4/10/14 (i)	1,614	1,513
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0022% 2/21/13 (i)	83	73
Tranche 2LN, term loan 10.2522% 2/21/14 (i)	130	98
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6% 3/28/14 (i)	60	58
		229
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (i)	413	418
Tranche 2LN, term loan 3.5013% 4/30/14 (i)	8,219	7,480
Northwest Airlines Corp. Tranche A, term loan 2.05% 12/31/18 (i)	9,265	7,412
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (i)	10,114	8,824
US Airways Group, Inc. term loan 2.7451% 3/23/14 (i)	7,833	6,403
		30,537
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.275% 2/7/15 (i)	590	531
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (i)	5,140	5,262
Tranche 2LN, term loan 7% 3/17/16 (i)	3,770	3,817
		9,610
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.8653% 12/3/14 (i)	2,738	2,546
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (i)	$ 58	$ 57
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (i)	3,640	3,440
		3,497
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (i)	16,437	15,800
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (b)(i)	730	80
TOTAL INDUSTRIALS		62,299
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5013% 10/1/14 (i)	1,286	1,233
Tranche B A2, term loan 2.5401% 10/1/14 (i)	313	300
Tranche B A3, term loan 2.4979% 10/1/14 (i)	365	350
Tranche B-A, term loan 2.4904% 10/1/14 (i)	4,476	4,291
Tranche B-B, term loan 2.5006% 10/1/12 (i)	2,888	2,830
		9,004
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan:
4.4788% 12/1/16 (i)	18,776	17,697
12.5% 12/15/14	3,687	3,825
Spansion, Inc. term loan 7.75% 2/1/15 (i)	10,380	10,484
		32,006
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.2901% 6/11/14 (i)	9,893	9,399
Tranche 2LN, term loan 6.0401% 6/11/15 (i)	1,495	1,409
Open Solutions, Inc. term loan 2.375% 1/23/14 (i)	213	191
		10,999
TOTAL INFORMATION TECHNOLOGY		52,009
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
MATERIALS - 0.8%
Chemicals - 0.5%
Chemtura Corp. term loan 6% 2/1/11 (i)	$ 1,190	$ 1,196
Lyondell Chemical Co. term loan:
5.8067% 12/20/13 (i)	15,254	11,936
8.6678% 6/3/10 (i)(p)	6,820	7,042
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (i)	17,895	16,866
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (i)	1,147	1,174
Tranche B 2LN, term loan 9% 6/20/10 (i)	308	315
		38,529
Containers & Packaging - 0.3%
Berry Plastics Holding Corp. Tranche C, term loan 2.257% 4/3/15 (i)	15,066	14,200
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (i)	4,557	4,523
		18,723
Metals & Mining - 0.0%
Aleris International, Inc.:
Tranche 1LN, term loan 13% 5/13/10 (i)(p)	1,047	1,063
Tranche B 1LN, term loan:
4.25% 12/19/13 (b)(i)	571	6
12.5% 12/19/13 (i)	1,273	623
Tranche C 1LN, term loan 4.25% 12/19/13 (i)	791	451
		2,143
Paper & Forest Products - 0.0%
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (i)	1,229	491
TOTAL MATERIALS		59,886
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.6577% 3/21/15 (i)	3,490	3,473
Tranche B 1LN, term loan 3.6577% 5/26/13 (i)	1,565	1,522
Tranche C 1LN, term loan 4.6577% 5/26/14 (i)	1,565	1,522
		6,517
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (i)	$ 1,128	$ 1,106
Intelsat Jackson Holdings Ltd. term loan 3.2281% 2/1/14 (i)	13,640	12,685
		13,791
TOTAL TELECOMMUNICATION SERVICES		20,308
UTILITIES - 1.0%
Electric Utilities - 1.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7295% 10/10/14 (i)	25,722	21,060
Tranche B2, term loan 3.7295% 10/10/14 (i)	27,313	22,397
Tranche B3, term loan 3.7295% 10/10/14 (i)	40,690	33,162
		76,619
TOTAL FLOATING RATE LOANS (Cost $416,796)		489,113
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 1.1875% 12/14/19 (i) (Cost $4,273)	5,800	5,075
Fixed-Income Funds - 3.4%
	Shares
Fidelity Floating Rate Central Fund (j) (Cost $203,861)	2,635,700	254,424
Preferred Securities - 0.6%
	Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 15,790	$ 16,315
Net Servicos de Comunicacao SA 9.25% (f)	11,655	11,898
		28,213
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	14,840	14,849
TOTAL PREFERRED SECURITIES (Cost $42,024)		43,062
Other - 0.0%

Other - 0.0%
Delta Air Lines ALPA Claim (a)	7,500,000	38
Idearc, Inc. Claim (a)	1,396,143	0*
TOTAL OTHER (Cost $57)		38
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.19% (k) (Cost $310,428)	310,428,408	310,428
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,158,774)		7,503,773
NET OTHER ASSETS - 0.0%		2,937
NET ASSETS - 100%		$ 7,506,710
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.295% with Bank of America	Feb. 2018	$ 15,000	$ (931)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	5,000	(295)
		$ 20,000	$ (1,226)
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,016,022,000 or 13.5% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $182,609,000 or 2.4% of net assets.

(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,501,000.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(l) Quantity represents share amount.
(m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,294,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 34,978
Intermet Corp.	1/7/05 - 1/13/05	$ 2,971

(o) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(p) Position, or a portion of the position, represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,819,000 and $2,901,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 142
Fidelity Floating Rate Central Fund	2,298
Total	$ 2,440
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 325,838	$ 22,010	$ 103,004	$ 254,424	9.3%
Total	$ 325,838	$ 22,010	$ 103,004	$ 254,424
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,435	$ 4,161	$ 6,274	$ -
Financials	35,770	5,185	30,585	-
Industrials	19,923	11,003	8,920	-
Information Technology	50	-	-	50
Materials	9,647	798	-	8,849
Telecommunication Services	-	-	-	-
Utilities	129	129	-	-
Corporate Bonds	2,611,095	-	2,604,615	6,480
U.S. Government and Government Agency Obligations	1,786,719	-	1,786,719	-
U.S. Government Agency - Mortgage Securities	194,020	-	194,020	-
Asset-Backed Securities	12,907	-	6,856	6,051
Collateralized Mortgage Obligations	47,919	-	47,919	-
Commercial Mortgage Securities	11,859	-	8,750	3,109
Foreign Government and Government Agency Obligations	1,654,294	-	1,654,294	-
Supranational Obligations	6,866	-	6,866	-
Floating Rate Loans	489,113	-	489,113	-
Sovereign Loan Participations	5,075	-	5,075	-
Fixed-Income Funds	254,424	254,424	-	-
Preferred Securities	43,062	-	43,062	-
Other	38	-	-	38
Money Market Funds	310,428	310,428	-	-
Total Investments in Securities:	$ 7,503,773	$ 586,128	$ 6,893,068	$ 24,577
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,226)	$ -	$ (1,226)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
(Amounts in thousands)
Beginning Balance	$ 11,186
Total Realized Gain (Loss)	39
Total Unrealized Gain (Loss)	571
Cost of Purchases	4,247
Proceeds of Sales	(539)
Amortization/Accretion	15
Transfers in to Level 3	18,674
Transfers out of Level 3	(9,616)
Ending Balance	$ 24,577
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 571

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $7,097,165,000. Net unrealized appreciation aggregated $406,608,000, of which $582,594,000 related to appreciated investment securities and $175,986,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, supranational obligations, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010